United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2024

Date of reporting period: January 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.87%
Communication Services - 3.55%
Entertainment - 0.68%
Electronic Arts, Inc.	3,547	$487,996
Warner Bros Discovery, Inc.A	28,899	289,568

		777,564

Interactive Media & Services - 1.11%
Alphabet, Inc., Class AA	8,950	1,253,895

Media - 1.76%
Comcast Corp., Class A	35,533	1,653,706
Omnicom Group, Inc.	2,186	197,571
Paramount Global, Class B	9,500	138,605

		1,989,882

Total Communication Services		4,021,341

Consumer Discretionary - 4.93%
Automobile Components - 1.16%
Adient PLCA	3,332	115,654
Aptiv PLCA	12,704	1,033,216
BorgWarner, Inc.	5,000	169,500

		1,318,370

Automobiles - 0.85%
General Motors Co.	24,742	959,990

Hotels, Restaurants & Leisure - 2.37%
Aramark	28,292	822,731
Booking Holdings, Inc.A	50	175,374
Las Vegas Sands Corp.	20,288	992,489
Wynn Resorts Ltd.	7,330	692,172

		2,682,766

Specialty Retail - 0.55%
Lithia Motors, Inc.	2,103	620,069

Total Consumer Discretionary		5,581,195

Consumer Staples - 1.13%
Beverages - 0.34%
Keurig Dr Pepper, Inc.	12,249	385,108

Tobacco - 0.79%
Philip Morris International, Inc.	9,867	896,417

Total Consumer Staples		1,281,525

Energy - 5.57%
Energy Equipment & Services - 1.63%
Baker Hughes Co.	5,500	156,750
Halliburton Co.	27,923	995,455
NOV, Inc.	28,200	550,182
Schlumberger NV	2,800	136,360

		1,838,747

Oil, Gas & Consumable Fuels - 3.94%
APA Corp.	32,114	1,006,132
Hess Corp.	5,256	738,626
Marathon Oil Corp.	29,231	667,928

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.87% (continued)
Energy - 5.57% (continued)
Oil, Gas & Consumable Fuels - 3.94% (continued)
Murphy Oil Corp.	3,500	$135,450
Ovintiv, Inc.	8,200	347,844
Phillips 66	5,070	731,652
Pioneer Natural Resources Co.	3,628	833,823

		4,461,455

Total Energy		6,300,202

Financials - 12.63%
Banks - 5.48%
Bank of America Corp.	8,400	285,684
Citigroup, Inc.	23,357	1,311,963
Citizens Financial Group, Inc.	23,068	754,323
First Citizens BancShares, Inc., Class A	115	173,650
M&T Bank Corp.	3,666	506,275
U.S. Bancorp	33,330	1,384,528
Wells Fargo & Co.	35,634	1,788,114

		6,204,537

Capital Markets - 1.64%
Bank of New York Mellon Corp.	13,115	727,358
Goldman Sachs Group, Inc.	1,667	640,145
State Street Corp.	6,576	485,769

		1,853,272

Consumer Finance - 0.79%
American Express Co.	2,539	509,679
Capital One Financial Corp.	1,400	189,448
Discover Financial Services	1,800	189,936

		889,063

Financial Services - 1.82%
Corebridge Financial, Inc.	15,100	364,967
Fidelity National Information Services, Inc.	27,254	1,696,834

		2,061,801

Insurance - 2.90%
Allstate Corp.	4,577	710,579
American International Group, Inc.	19,619	1,363,717
Hartford Financial Services Group, Inc.	8,700	756,552
Willis Towers Watson PLC	1,808	445,310

		3,276,158

Total Financials		14,284,831

Health Care - 7.73%
Health Care Equipment & Supplies - 1.85%
GE HealthCare Technologies, Inc.	9,087	666,622
Medtronic PLC	13,899	1,216,719
Zimmer Biomet Holdings, Inc.	1,632	204,979

		2,088,320

Health Care Providers & Services - 4.18%
Centene Corp.A	5,960	448,848
Cigna Group	1,040	312,988
CVS Health Corp.	9,130	678,998
Elevance Health, Inc.	3,912	1,930,337
HCA Healthcare, Inc.	1,270	387,223
Humana, Inc.	400	151,224

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.87% (continued)
Health Care - 7.73% (continued)
Health Care Providers & Services - 4.18% (continued)
UnitedHealth Group, Inc.	1,606	$821,855

		4,731,473

Life Sciences Tools & Services - 0.67%
Avantor, Inc.A	33,123	761,498

Pharmaceuticals - 1.03%
GSK PLC, ADR	4,254	167,778
Merck & Co., Inc.	6,832	825,169
Sanofi SA, ADR	3,303	164,819

		1,157,766

Total Health Care		8,739,057

Industrials - 6.51%
Aerospace & Defense - 0.90%
Boeing Co.A	1,790	377,762
General Dynamics Corp.	700	185,493
RTX Corp.	5,000	455,600

		1,018,855

Air Freight & Logistics - 0.50%
FedEx Corp.	2,370	571,857

Construction & Engineering - 0.40%
AECOM	3,542	312,369
Fluor Corp.A	3,600	135,756

		448,125

Electrical Equipment - 2.02%
Vertiv Holdings Co.	40,592	2,286,547

Ground Transportation - 0.59%
JB Hunt Transport Services, Inc.	3,348	672,881

Industrial Conglomerates - 0.62%
General Electric Co.	5,302	702,091

Machinery - 1.13%
Cummins, Inc.	1,912	457,541
PACCAR, Inc.	2,608	261,817
Stanley Black & Decker, Inc.	4,279	399,231
Timken Co.	1,900	155,629

		1,274,218

Professional Services - 0.35%
Jacobs Solutions, Inc.	2,924	394,068

Total Industrials		7,368,642

Information Technology - 6.28%
Communications Equipment - 0.92%
F5, Inc.A	5,650	1,037,905

Electronic Equipment, Instruments & Components - 0.58%
Corning, Inc.	9,535	309,792

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.87% (continued)
Information Technology - 6.28% (continued)
Electronic Equipment, Instruments & Components - 0.58% (continued)
TE Connectivity Ltd.	2,408	$342,393

		652,185

IT Services - 0.52%
Cognizant Technology Solutions Corp., Class A	7,607	586,652

Semiconductors & Semiconductor Equipment - 2.78%
Broadcom, Inc.	1,193	1,407,740
Micron Technology, Inc.	3,900	334,425
QUALCOMM, Inc.	6,657	988,631
Skyworks Solutions, Inc.	3,987	416,482

		3,147,278

Software - 1.48%
Microsoft Corp.	820	326,016
Oracle Corp.	10,493	1,172,068
Workday, Inc., Class AA	630	183,374

		1,681,458

Total Information Technology		7,105,478

Materials - 2.74%
Chemicals - 1.88%
Air Products & Chemicals, Inc.	2,842	726,728
Axalta Coating Systems Ltd.A	22,280	722,317
DuPont de Nemours, Inc.	4,236	261,785
Olin Corp.	8,100	421,767

		2,132,597

Construction Materials - 0.76%
CRH PLC	11,957	858,034

Containers & Packaging - 0.10%
International Paper Co.	3,025	108,386

Total Materials		3,099,017

Real Estate - 1.25%
Specialized REITs - 1.25%
Public Storage	1,905	539,477
VICI Properties, Inc.	28,851	868,992

		1,408,469

Total Real Estate		1,408,469

Utilities - 1.55%
Electric Utilities - 1.55%
Entergy Corp.	6,046	603,149
Pinnacle West Capital Corp.	7,624	525,294
PPL Corp.	23,947	627,411

		1,755,854

Total Utilities		1,755,854

Total Common Stocks (Cost $42,694,424)		60,945,611

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 3.78%
Communication Services - 0.20%
Wireless Telecommunication Services - 0.20%
Vodafone Group PLC, ADR	25,932	$223,015

Consumer Discretionary - 0.54%
Automobile Components - 0.54%
Magna International, Inc.F	10,804	614,208

Consumer Staples - 0.48%
Personal Products - 0.48%
Unilever PLC, ADR	11,200	545,328

Energy - 1.34%
Oil, Gas & Consumable Fuels - 1.34%
Cenovus Energy, Inc.	12,200	197,396
Enbridge, Inc.	20,595	731,122
Shell PLC, ADR	9,235	580,974

Total Energy		1,509,492

Industrials - 0.32%
Machinery - 0.32%
CNH Industrial NV	30,080	360,960

Information Technology - 0.90%
Communications Equipment - 0.90%
Telefonaktiebolaget LM Ericsson, ADRF	184,320	1,015,603

Total Foreign Common Stocks (Cost $3,823,268)		4,268,606

	Principal Amount
CORPORATE OBLIGATIONS - 13.25%
Basic Materials - 0.05%
Chemicals - 0.05%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	52,472

Communications - 1.46%
Internet - 0.42%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	225,804
4.650%, Due 12/1/2029	250,000	254,933

		480,737

Media - 0.62%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	145,000	139,204
5.750%, Due 4/1/2048	50,000	43,511
4.800%, Due 3/1/2050	105,000	80,060
3.700%, Due 4/1/2051	200,000	127,302
4.400%, Due 12/1/2061	100,000	67,141
Comcast Corp., 6.550%, Due 7/1/2039	217,000	247,348

		704,566

Telecommunications - 0.42%
AT&T, Inc.,
2.250%, Due 2/1/2032	50,000	41,070
2.550%, Due 12/1/2033	95,000	77,009
3.800%, Due 12/1/2057	70,000	51,544

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.25% (continued)
Communications - 1.46% (continued)
Telecommunications - 0.42% (continued)
AT&T, Inc., (continued)
3.650%, Due 9/15/2059	$175,000	$123,383
Verizon Communications, Inc., 4.329%, Due 9/21/2028	180,000	177,321

		470,327

Total Communications		1,655,630

Consumer, Cyclical - 1.16%
Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	68,862	60,818

Auto Manufacturers - 0.28%
Hyundai Capital America, 5.250%, Due 1/8/2027B	310,000	312,369

Entertainment - 0.12%
Warnermedia Holdings, Inc., 5.050%, Due 3/15/2042	150,000	132,673

Retail - 0.71%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	466,227
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	136,491
7.550%, Due 2/15/2030	169,000	198,707

		801,425

Total Consumer, Cyclical		1,307,285

Consumer, Non-Cyclical - 1.13%
Agriculture - 0.28%
Philip Morris International, Inc.,
5.375%, Due 2/15/2033	250,000	254,888
5.625%, Due 9/7/2033	55,000	57,069

		311,957

Beverages - 0.27%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	304,482

Commercial Services - 0.11%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	28,374
Quanta Services, Inc.,
2.900%, Due 10/1/2030	60,000	52,597
3.050%, Due 10/1/2041	70,000	49,962

		130,933

Pharmaceuticals - 0.47%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	560,000	530,234

Total Consumer, Non-Cyclical		1,277,606

Energy - 0.45%
Oil & Gas - 0.24%
Hess Corp., 7.300%, Due 8/15/2031	240,000	277,222

Pipelines - 0.21%
Energy Transfer LP, 7.500%, Due 7/1/2038	90,000	104,650
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	30,000	28,156
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	49,183

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.25% (continued)
Energy - 0.45% (continued)
Pipelines - 0.21% (continued)
Targa Resources Corp., 4.200%, Due 2/1/2033	$60,000	$54,887

		236,876

Total Energy		514,098

Financial - 4.14%
Banks - 2.60%
Bank of America Corp.,
1.734%, Due 7/22/2027, (Secured Overnight Financing Rate + 0.960%)C	350,000	322,681
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)C	180,000	147,478
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)C	100,000	83,278
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)C	60,000	48,095
6.110%, Due 1/29/2037	176,000	189,787
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)C	40,000	38,638
3.400%, Due 5/1/2026	350,000	338,912
5.875%, Due 1/30/2042	145,000	156,052
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	231,195
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)C	110,000	101,789
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)C	65,000	59,292
4.411%, Due 4/23/2039, (3 mo. USD Term SOFR + 1.692%)C	55,000	50,022
JPMorgan Chase & Co.,
1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)C	35,000	33,844
5.500%, Due 10/15/2040	313,000	329,047
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)C	90,000	86,943
3.591%, Due 7/22/2028D	100,000	95,560
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)C	45,000	36,862
PNC Financial Services Group, Inc.,
3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)C E	65,000	55,963
2.550%, Due 1/22/2030	500,000	437,934
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)C	100,000	97,765

		2,941,137

Insurance - 1.02%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	283,655
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	35,357
Markel Group, Inc.,
5.000%, Due 5/20/2049	100,000	92,003
3.450%, Due 5/7/2052	125,000	87,906
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	188,419
4.721%, Due 12/15/2044	193,000	181,725
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	289,550

		1,158,615

REITS - 0.52%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	50,000	38,414
American Tower Corp., 2.300%, Due 9/15/2031	80,000	66,112
Crown Castle, Inc., 1.050%, Due 7/15/2026	190,000	172,365
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	308,719

		585,610

Total Financial		4,685,362

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.25% (continued)
Industrial - 1.25%
Aerospace/Defense - 0.21%
RTX Corp., 6.125%, Due 7/15/2038	$217,000	$235,152

Machinery - Construction & Mining - 0.31%
Caterpillar Financial Services Corp., 4.900%, Due 1/17/2025	350,000	350,036

Machinery - Diversified - 0.39%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	447,219

Transportation - 0.34%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	217,164
CSX Corp., 5.500%, Due 4/15/2041	157,000	162,809

		379,973

Total Industrial		1,412,380

Technology - 1.87%
Computers - 1.27%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	177,348
2.200%, Due 9/11/2029	300,000	269,953
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	26,000	18,634
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	531,861
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	434,142

		1,431,938

Semiconductors - 0.45%
Entegris, Inc., 4.750%, Due 4/15/2029B	70,000	66,860
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	447,856

		514,716

Software - 0.15%
VMware LLC, 2.200%, Due 8/15/2031	205,000	169,025

Total Technology		2,115,679

Utilities - 1.74%
Electric - 1.65%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	65,000	64,697
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	210,000	175,831
Arizona Public Service Co., 2.650%, Due 9/15/2050	30,000	18,400
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	254,635
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09 C	169,000	171,261
Consumers Energy Co., 2.500%, Due 5/1/2060	32,000	18,805
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	75,000	71,007
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	40,000	42,928
6.050%, Due 4/15/2038	115,000	124,151
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	75,000	63,416
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	213,166
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	39,178
Entergy Corp., 2.800%, Due 6/15/2030	30,000	26,329
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	43,737
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	41,798
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	39,433
National Rural Utilities Cooperative Finance Corp., 1.000%, Due 10/18/2024, Series D	50,000	48,499

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.25% (continued)
Utilities - 1.74% (continued)
Electric - 1.65% (continued)
National Rural Utilities Cooperative Finance Corp., (continued) 5.450%, Due 10/30/2025	$70,000	$70,734
PacifiCorp, 5.500%, Due 5/15/2054	155,000	149,824
Sempra, 3.300%, Due 4/1/2025	85,000	83,119
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025B	110,000	109,112

		1,870,060

Gas - 0.09%
National Fuel Gas Co., 3.950%, Due 9/15/2027	50,000	47,982
Sempra Global, 3.250%, Due 1/15/2032B	65,000	53,392

		101,374

Total Utilities		1,971,434

Total Corporate Obligations (Cost $15,550,875)		14,991,946

FOREIGN CORPORATE OBLIGATIONS - 4.72%
Communications - 0.88%
Internet - 0.27%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	308,284

Media - 0.17%
Thomson Reuters Corp., 3.850%, Due 9/29/2024	193,000	190,182

Telecommunications - 0.44%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	187,931
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	150,000	141,460
Rogers Communications, Inc., 4.300%, Due 2/15/2048	140,000	117,049
TELUS Corp., 3.400%, Due 5/13/2032	60,000	53,300

		499,740

Total Communications		998,206

Consumer, Cyclical - 0.32%
Auto Manufacturers - 0.32%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027B	350,000	357,005

Consumer, Non-Cyclical - 0.85%
Agriculture - 0.21%
BAT Capital Corp.,
2.259%, Due 3/25/2028	65,000	58,311
7.081%, Due 8/2/2053	135,000	143,087
Reynolds American, Inc., 5.700%, Due 8/15/2035	35,000	34,268

		235,666

Beverages - 0.46%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	524,809

Pharmaceuticals - 0.18%
Bayer U.S. Finance LLC, 6.125%, Due 11/21/2026B	200,000	203,110

Total Consumer, Non-Cyclical		963,585

Energy - 0.44%
Oil & Gas - 0.36%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049B	500,000	410,080

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 4.72% (continued)
Energy - 0.44% (continued)
Pipelines - 0.08%
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	$82,000	$86,034

Total Energy		496,114

Financial - 1.73%
Banks - 1.49%
Barclays PLC,
2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)C	280,000	230,900
7.119%, Due 6/27/2034, (Secured Overnight Financing Rate + 3.570%)C	200,000	211,166
Deutsche Bank AG, 7.146%, Due 7/13/2027, (Secured Overnight Financing Rate + 2.520%)C	230,000	238,202
Macquarie Group Ltd., 2.871%, Due 1/14/2033, (Secured Overnight Financing Rate + 1.532%)B C	125,000	103,249
Mitsubishi UFJ Financial Group, Inc.,
2.193%, Due 2/25/2025	75,000	72,698
2.852%, Due 1/19/2033, (1 yr. CMT + 1.100%)C	200,000	170,703
NatWest Group PLC, 3.754%, Due 11/1/2029, (5 yr. CMT + 2.100%)C	225,000	220,663
Royal Bank of Canada, 1.200%, Due 4/27/2026	250,000	231,367
UBS Group AG, 3.091%, Due 5/14/2032, (Secured Overnight Financing Rate + 1.730%)B C	250,000	214,456

		1,693,404

Diversified Financial Services - 0.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.300%, Due 1/30/2032	165,000	141,444
3.400%, Due 10/29/2033	150,000	126,551

		267,995

Total Financial		1,961,399

Industrial - 0.27%
Aerospace/Defense - 0.27%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024B	313,000	309,404

Utilities - 0.23%
Electric - 0.23%
National Grid PLC, 5.809%, Due 6/12/2033	245,000	254,789

Total Foreign Corporate Obligations (Cost $5,311,402)		5,340,502

ASSET-BACKED OBLIGATIONS - 1.58%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	98,906	97,661
AmeriCredit Automobile Receivables Trust,
0.340%, Due 12/18/2026, 2021 2 A3	13,533	13,420
4.380%, Due 4/18/2028, 2022 2 A3	90,000	89,249
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	83,537	83,662
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	50,297	49,521
CNH Equipment Trust, 0.400%, Due 12/15/2025, 2021 A A3	31,870	31,394
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	67,261	67,021
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AB	110,000	100,989
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	40,736	40,541
4.010%, Due 9/22/2025, 2022 3 A3	82,654	82,186
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AB	90,000	82,215
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	109,759	107,226
4.930%, Due 11/15/2027, 2023 2 A3	100,000	100,280

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.58% (continued)
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	$75,131	$73,542
3.740%, Due 2/16/2027, 2022 B A3	100,000	98,589
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1B	125,000	109,946
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	5,913	5,912
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIB	98,250	85,211
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AB	135,000	128,667
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022 A A3	73,192	71,363
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	200,000	196,903
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	67,766	66,068

Total Asset-Backed Obligations (Cost $1,846,503)		1,781,566

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.22%
BX Commercial Mortgage Trust, 6.148%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)B C	140,000	138,119
Cold Storage Trust, 6.354%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)B C	113,044	112,691

Total Commercial Mortgage-Backed Obligations (Cost $253,044)		250,810

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.35%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	10,260	10,037
3.000%, Due 11/1/2032	42,207	40,370
5.000%, Due 8/1/2033	15,272	15,455
5.500%, Due 2/1/2034	15,110	15,574
2.500%, Due 6/1/2035	63,332	58,849
2.000%, Due 3/1/2036	184,212	166,655
4.000%, Due 1/1/2041	43,802	42,253
4.500%, Due 2/1/2041	31,608	31,518
2.500%, Due 9/1/2041	141,684	125,082
3.500%, Due 5/1/2042	138,373	128,520
3.500%, Due 6/1/2042	141,926	133,224
3.000%, Due 4/1/2047	121,891	107,304
3.000%, Due 8/1/2048	113,929	101,866
2.500%, Due 7/1/2050	77,530	65,805
2.500%, Due 12/1/2050	69,670	59,620
2.500%, Due 11/1/2051	137,534	117,455
2.000%, Due 2/1/2052	251,259	204,470
2.500%, Due 5/1/2052	114,231	97,303
6.000%, Due 3/1/2053	73,381	75,149
4.500%, Due 5/1/2053	109,249	105,710
5.500%, Due 9/1/2053	112,525	114,465
Federal National Mortgage Association,
3.500%, Due 1/1/2028D	8,724	8,524
5.000%, Due 3/1/2034D	16,441	16,614
4.500%, Due 4/1/2034	27,399	27,272
3.000%, Due 10/1/2034	4,005	3,805
2.000%, Due 11/1/2035D	129,228	117,112
2.000%, Due 12/1/2035D	56,828	51,412
3.500%, Due 6/1/2037	83,128	79,390
5.500%, Due 6/1/2038	3,478	3,571
4.500%, Due 1/1/2040	31,896	31,701
5.000%, Due 5/1/2040	51,858	52,395
5.000%, Due 6/1/2040	41,009	41,444
4.000%, Due 9/1/2040	29,094	28,032
4.000%, Due 1/1/2041	60,181	57,970

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.35% (continued)
Federal National Mortgage Association, (continued)
2.500%, Due 11/1/2041	$113,507	$99,819
3.000%, Due 6/1/2043	276,401	251,363
3.000%, Due 8/1/2043	249,022	226,468
4.000%, Due 11/1/2044D	37,923	36,528
4.000%, Due 7/1/2045	59,404	57,220
3.500%, Due 8/1/2045	27,538	25,561
3.500%, Due 11/1/2045	266,375	247,245
3.500%, Due 1/1/2046	106,232	99,071
3.500%, Due 5/1/2046	28,228	26,200
4.000%, Due 7/1/2046	57,594	55,477
3.000%, Due 10/1/2046	21,682	19,398
3.000%, Due 11/1/2046	131,482	117,728
3.500%, Due 3/1/2047	30,455	28,268
4.500%, Due 7/1/2047	15,260	15,037
4.500%, Due 8/1/2047	25,386	25,058
3.500%, Due 9/1/2047	39,682	36,996
4.000%, Due 3/1/2048	43,156	41,409
4.500%, Due 4/1/2048	11,664	11,426
4.500%, Due 7/1/2048D	30,049	29,723
4.500%, Due 7/1/2048	40,660	40,009
4.500%, Due 10/1/2049	88,512	86,657
4.000%, Due 11/1/2049	163,050	155,109
2.500%, Due 8/1/2050D	158,297	135,449
2.500%, Due 8/1/2050	176,005	149,518
3.000%, Due 8/1/2050	96,560	85,329
2.500%, Due 9/1/2050	112,757	95,811
2.500%, Due 10/1/2050D	51,227	43,488
3.000%, Due 10/1/2050D	106,075	93,919
2.000%, Due 3/1/2051D	164,037	134,892
2.000%, Due 4/1/2051D	371,991	304,213
3.000%, Due 5/1/2051D	117,756	104,410
3.000%, Due 6/1/2051	123,719	108,726
3.500%, Due 6/1/2051D	138,435	126,641
2.000%, Due 7/1/2051D	259,853	211,016
3.500%, Due 7/1/2051D	123,830	114,625
3.000%, Due 11/1/2051D	91,081	79,942
2.000%, Due 1/1/2052D	270,320	220,517
2.000%, Due 1/1/2052 D	131,232	106,870
2.500%, Due 2/1/2052	549,556	466,304
3.500%, Due 5/1/2052	154,850	141,292
4.000%, Due 6/1/2052	189,992	179,795
5.000%, Due 6/1/2052	292,432	293,169
3.000%, Due 7/1/2052D	122,378	108,434
4.000%, Due 9/1/2052D	196,405	185,119
4.500%, Due 10/1/2052D	176,957	172,003
5.000%, Due 12/1/2052	134,558	133,198
5.000%, Due 4/1/2053D	95,899	95,670
4.500%, Due 6/1/2053D	114,753	111,976
6.000%, Due 1/1/2054D	240,000	245,089
Government National Mortgage Association,
6.500%, Due 8/15/2027	5,924	6,061
6.500%, Due 11/15/2027	6,644	6,836
7.500%, Due 12/15/2028	7,808	8,023
5.500%, Due 7/15/2033	15,483	15,980
6.000%, Due 12/15/2033	21,730	22,779
5.500%, Due 2/20/2034	22,104	22,969
5.000%, Due 10/15/2039	41,265	42,112

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.35% (continued)
Government National Mortgage Association, (continued)
3.500%, Due 9/15/2041	$79,782	$75,468
3.500%, Due 8/20/2047	15,106	14,133
3.500%, Due 10/20/2047	13,890	12,993
4.000%, Due 1/20/2048	69,413	66,764
5.000%, Due 1/20/2050	33,121	33,396
4.500%, Due 2/20/2050	30,524	30,088
5.000%, Due 2/20/2050	16,545	16,710
2.500%, Due 4/20/2050	146,100	127,065
2.500%, Due 6/20/2051	146,022	126,649
3.000%, Due 6/20/2051	63,366	56,916
2.500%, Due 7/20/2051	229,527	198,992
3.000%, Due 8/20/2051	143,512	130,265
2.500%, Due 11/20/2051	116,636	101,043
3.000%, Due 12/20/2051	282,513	253,412
3.500%, Due 1/20/2052	103,518	95,703
4.000%, Due 3/20/2052	108,735	103,354
2.500%, Due 4/20/2052	66,066	57,248
4.500%, Due 9/20/2052	140,095	136,626
5.000%, Due 4/20/2053	271,884	270,421
5.500%, Due 7/20/2053	226,804	228,560

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,423,773)		10,575,677

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.80%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	254,453
3.750%, Due 1/25/2030	300,000	293,785
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	358,820

Total U.S. Government Agency Obligations (Cost $905,700)		907,058

U.S. TREASURY OBLIGATIONS - 8.77%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	289,779
5.250%, Due 11/15/2028	217,000	229,511
4.750%, Due 2/15/2037	304,000	328,759
4.500%, Due 8/15/2039	241,000	250,904
2.750%, Due 8/15/2042	250,000	199,648
3.875%, Due 2/15/2043	430,000	404,066
2.875%, Due 5/15/2049	500,000	387,168
2.875%, Due 5/15/2052	170,000	131,126
3.625%, Due 2/15/2053	45,000	40,331
U.S. Treasury Notes,
4.250%, Due 9/30/2024	250,000	248,760
1.125%, Due 1/15/2025	250,000	241,680
1.125%, Due 2/28/2025	240,000	231,206
4.250%, Due 10/15/2025	250,000	249,668
2.000%, Due 11/15/2026	500,000	473,281
2.500%, Due 3/31/2027	250,000	239,053
4.125%, Due 10/31/2027	250,000	251,445
2.875%, Due 5/15/2028	200,000	191,797
3.625%, Due 5/31/2028	10,000	9,886
2.875%, Due 8/15/2028	300,000	287,191
2.625%, Due 2/15/2029	450,000	423,897
2.875%, Due 4/30/2029	300,000	285,457
2.375%, Due 5/15/2029	450,000	417,568

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 8.77% (continued)
U.S. Treasury Notes, (continued)
1.625%, Due 8/15/2029	$350,000	$311,445
1.750%, Due 11/15/2029	850,000	759,189
3.500%, Due 1/31/2030	350,000	342,152
1.500%, Due 2/15/2030	930,000	810,335
4.000%, Due 2/28/2030	250,000	250,996
4.125%, Due 11/15/2032	250,000	253,018
3.500%, Due 2/15/2033	1,435,000	1,384,495

Total U.S. Treasury Obligations (Cost $10,371,487)		9,923,811

	Shares
SHORT-TERM INVESTMENTS - 3.05% (Cost $3,448,427)
Investment Companies - 3.05%
American Beacon U.S. Government Money Market Select Fund, 5.22%G H	3,448,427	3,448,427

SECURITIES LENDING COLLATERAL - 0.22% (Cost $251,931)
Investment Companies - 0.22%
American Beacon U.S. Government Money Market Select Fund, 5.22%G H	251,931	251,931

TOTAL INVESTMENTS - 99.61% (Cost $95,880,834)		112,685,945
OTHER ASSETS, NET OF LIABILITIES - 0.39%		442,719

TOTAL NET ASSETS - 100.00%		$113,128,664

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,038,335 or 2.69% of net assets. The Fund has no right to demand registration of these securities.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2024.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Perpetual maturity. The date shown, if any, is the next call date.
F	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2024.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

Long Futures Contracts Open on January 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	14	March 2024	$3,333,545	$3,409,350	$75,805

			$3,333,545	$3,409,350	$75,805

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2024, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$60,945,611	$—	$—	$60,945,611
Foreign Common Stocks	4,268,606	—	—	4,268,606
Corporate Obligations	—	14,991,946	—	14,991,946
Foreign Corporate Obligations	—	5,340,502	—	5,340,502
Asset-Backed Obligations	—	1,781,566	—	1,781,566
Commercial Mortgage-Backed Obligations	—	250,810	—	250,810
U.S. Agency Mortgage-Backed Obligations	—	10,575,677	—	10,575,677
U.S. Government Agency Obligations	—	907,058	—	907,058
U.S. Treasury Obligations	—	9,923,811	—	9,923,811
Short-Term Investments	3,448,427	—	—	3,448,427
Securities Lending Collateral	251,931	—	—	251,931

Total Investments in Securities - Assets	$68,914,575	$43,771,370	$—	$112,685,945

Financial Derivative Instruments - Assets
Futures Contracts	$75,805	$—	$—	$75,805

Total Financial Derivative Instruments - Assets	$75,805	$—	$—	$75,805

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
Australia - 7.70%
Foreign Common Stocks - 7.70%
Altium Ltd.A	35,517	$1,142,049
Audinate Group Ltd.A B	103,787	1,120,863
Boral Ltd.A B	359,668	1,241,822
Champion Iron Ltd.A	1	6
HUB24 Ltd.A	51,319	1,241,722
Inghams Group Ltd.A	408,594	1,143,816
JB Hi-Fi Ltd.A	28,341	1,054,938
Pro Medicus Ltd.A C	20,583	1,356,297
Seven Group Holdings Ltd.A	45,038	1,058,821
Super Retail Group Ltd.A C	95,609	993,893

Total Foreign Common Stocks		10,354,227

Total Australia (Cost $9,409,067)		10,354,227

Belgium - 0.73% (Cost $918,717)
Foreign Common Stocks - 0.73%
Lotus Bakeries NVA	116	989,008

Brazil - 1.35%
Foreign Common Stocks - 1.35%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	187,039	844,137
TIM SA	279,268	977,415

Total Foreign Common Stocks		1,821,552

Total Brazil (Cost $1,945,363)		1,821,552

Canada - 9.97%
Foreign Common Stocks - 9.97%
Badger Infrastructure Solution	39,166	1,361,029
Boyd Group Services, Inc.	4,597	988,092
Celestica, Inc.B	43,776	1,504,622
Denison Mines Corp.B C	698,979	1,397,958
EQB, Inc.C	14,983	1,028,845
goeasy Ltd.C	8,835	1,006,222
NexGen Energy Ltd.B C	163,349	1,251,437
Russel Metals, Inc.C	32,380	1,061,872
Secure Energy Services, Inc.	136,902	1,049,842
Stantec, Inc.C	17,909	1,439,034
Stella-Jones, Inc.C	22,429	1,326,939

Total Foreign Common Stocks		13,415,892

Total Canada (Cost $11,047,759)		13,415,892

China/Hong Kong - 0.80% (Cost $816,099)
Foreign Common Stocks - 0.80%
New Oriental Education & Technology Group, Inc.A B	140,200	1,074,465

Denmark - 1.88%
Foreign Common Stocks - 1.88%
NKT ASA B	15,227	1,058,132
Zealand Pharma ASA B	21,584	1,468,288

Total Foreign Common Stocks		2,526,420

Total Denmark (Cost $1,896,408)		2,526,420

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
France - 0.46% (Cost $625,910)
Foreign Common Stocks - 0.46%
Sopra Steria Group	2,645	$625,910

Germany - 2.28%
Foreign Common Stocks - 2.28%
Ionos SEA B	46,843	997,271
MorphoSys AGA B	22,499	960,654
Nemetschek SEA	11,912	1,107,348

Total Foreign Common Stocks		3,065,273

Total Germany (Cost $3,011,715)		3,065,273

Israel - 2.77%
Foreign Common Stocks - 2.77%
Camtek Ltd.B C	18,584	1,446,579
Nova Ltd.B	7,142	1,034,233
Wix.com Ltd.B	9,807	1,244,312

Total Foreign Common Stocks		3,725,124

Total Israel (Cost $2,816,332)		3,725,124

Italy - 5.27%
Foreign Common Stocks - 4.43%
Banca Popolare di Sondrio SpAA	160,015	1,214,530
Buzzi SpAA	39,269	1,337,601
De’ Longhi SpAA	36,576	1,186,371
Leonardo SpAA	69,232	1,207,434
Technoprobe SpAA B	101,274	1,007,169

Total Foreign Common Stocks		5,953,105

Foreign Preferred Stocks - 0.84%
Danieli & C Officine Meccaniche SpA, 1.470%A D	46,720	1,131,174

Total Italy (Cost $6,135,767)		7,084,279

Japan - 21.95%
Foreign Common Stocks - 21.95%
C Uyemura & Co. Ltd.A	15,028	1,135,922
Daiwa Securities Group, Inc.A	163,341	1,167,771
Ebara Corp.A	19,114	1,209,178
Horiba Ltd.A	14,834	1,191,050
JVCKenwood Corp.A	185,348	899,701
Kokusai Electric Corp.A B	42,649	1,084,564
Micronics Japan Co. Ltd.A	52,831	1,568,331
Nomura Micro Science Co. Ltd.A C	12,697	1,184,640
NS United Kaiun Kaisha Ltd.A	30,526	1,078,881
Osaka Soda Co. Ltd.A C	16,350	1,151,052
Rorze Corp.A C	9,912	1,097,828
Sapporo Holdings Ltd.A	27,760	1,287,612
SCREEN Holdings Co. Ltd.A C	16,536	1,616,573
Shimamura Co. Ltd.A	9,433	1,037,876
Skylark Holdings Co. Ltd.A	58,539	954,885
SWCC Corp.A	58,701	1,210,923
Tamron Co. Ltd.A	30,683	1,165,034
Toei Animation Co. Ltd.A C	7,387	989,997
Tokyo Electron Device Ltd.A	33,946	1,342,640
Tokyo Seimitsu Co. Ltd.A	14,882	957,807
Toridoll Holdings Corp.A	35,550	1,089,073
Tosei Corp.A	65,755	956,150

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
Japan - 21.95% (continued)
Foreign Common Stocks - 21.95% (continued)
Toyo Suisan Kaisha Ltd.A	20,727	$1,078,225
Ulvac, Inc.A	19,651	959,281
Usen-Next Holdings Co. Ltd.A	35,971	1,044,423
Yamazaki Baking Co. Ltd.A	45,011	1,068,133

Total Foreign Common Stocks		29,527,550

Total Japan (Cost $25,510,296)		29,527,550

Malaysia - 1.81%
Foreign Common Stocks - 1.81%
Kossan Rubber Industries Bhd.A	1,998,779	865,422
YTL Power International Bhd.A	1,805,774	1,567,485

Total Foreign Common Stocks		2,432,907

Total Malaysia (Cost $1,750,419)		2,432,907

Mexico - 0.98% (Cost $986,927)
Foreign Common Stocks - 0.98%
Qualitas Controladora SAB de CV	118,607	1,314,004

Poland - 0.88% (Cost $1,090,480)
Foreign Common Stocks - 0.88%
InPost SAA B	78,868	1,188,641

Republic of Korea - 3.22%
Foreign Common Stocks - 3.22%
Hankook Tire & Technology Co. Ltd.A B	28,666	1,091,176
HD Hyundai Electric Co. Ltd.A	14,958	1,139,753
LEENO Industrial, Inc.A B	6,049	889,535
TechWing, Inc.A B	102,920	1,209,362

Total Foreign Common Stocks		4,329,826

Total Republic of Korea (Cost $4,210,032)		4,329,826

Sweden - 3.19%
Foreign Common Stocks - 3.19%
Alleima ABA	140,621	931,501
Camurus ABA B	24,530	1,219,766
Saab AB, Class BA	16,333	1,055,365
Swedish Orphan Biovitrum ABA B	38,526	1,079,650

Total Foreign Common Stocks		4,286,282

Total Sweden (Cost $3,884,602)		4,286,282

Switzerland - 1.88%
Foreign Common Stocks - 1.88%
DocMorris AGA B C	12,206	1,139,937
Ypsomed Holding AGA	3,918	1,386,909

Total Foreign Common Stocks		2,526,846

Total Switzerland (Cost $2,040,576)		2,526,846

Taiwan - 14.80%
Foreign Common Stocks - 14.80%
Acer, Inc.A	663,594	965,860

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
Taiwan - 14.80% (continued)
Foreign Common Stocks - 14.80% (continued)
Arcadyan Technology Corp.A	178,666	$978,477
Ardentec Corp.A	356,294	838,106
Argosy Research, Inc.A	213,481	1,179,281
Asustek Computer, Inc.A	70,467	992,129
Century Iron & Steel Industrial Co. Ltd.A	155,072	1,086,480
Chicony Electronics Co. Ltd.A	150,429	789,509
China Motor Corp.A	260,266	943,721
Compeq Manufacturing Co. Ltd.A	529,022	1,163,111
Getac Holdings Corp.A	395,967	1,288,826
Jentech Precision Industrial Co. Ltd.A	40,576	964,142
King Slide Works Co. Ltd.A	30,986	1,015,625
Powertech Technology, Inc.A	256,952	1,185,674
Sercomm Corp.A	246,730	1,019,643
Simplo Technology Co. Ltd.A	81,682	1,054,672
Supreme Electronics Co. Ltd.A	539,857	1,030,380
Wistron NeWeb Corp.A	204,268	924,296
Wiwynn Corp.A	15,245	1,054,298
WPG Holdings Ltd.A	520,470	1,440,055

Total Foreign Common Stocks		19,914,285

Total Taiwan (Cost $18,845,992)		19,914,285

United Kingdom - 6.42%
Foreign Common Stocks - 6.42%
Firstgroup PLCA	473,760	1,012,456
Howden Joinery Group PLCA	98,276	999,608
Marks & Spencer Group PLCA	324,907	1,015,589
Melrose Industries PLCA	165,084	1,235,717
Paragon Banking Group PLCA	127,351	1,127,375
Sage Group PLCA	75,400	1,123,515
Vistry Group PLCA	85,339	1,076,578
Wise PLC, Class AA B	102,898	1,042,624

Total Foreign Common Stocks		8,633,462

Total United Kingdom (Cost $8,162,387)		8,633,462

United States - 1.62%
Common Stocks - 1.62%
CyberArk Software Ltd.B	5,114	1,194,017
Monday.com Ltd.B	4,702	987,608

Total Common Stocks		2,181,625

Total United States (Cost $2,031,953)		2,181,625

SHORT-TERM INVESTMENTS - 9.30% (Cost $12,506,066)
Investment Companies - 9.30%
American Beacon U.S. Government Money Market Select Fund, 5.22%E F	12,506,066	12,506,066

SECURITIES LENDING COLLATERAL - 2.66% (Cost $3,582,189)
Investment Companies - 2.66%
American Beacon U.S. Government Money Market Select Fund, 5.22%E F	3,582,189	3,582,189

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 101.92% (Cost $123,225,056)	$137,105,833
LIABILITIES, NET OF OTHER ASSETS - (1.92%)	(2,587,097)

TOTAL NET ASSETS - 100.00%	$134,518,736

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $97,933,471 or 72.80% of net assets.

B	Non-income producing security.
C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2024.
D	A type of Preferred Stock that has no maturity date.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2024, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$10,354,227	$—	$10,354,227
Belgium	—	989,008	—	989,008
Brazil	1,821,552	—	—	1,821,552
Canada	13,415,892	—	—	13,415,892
China/Hong Kong	—	1,074,465	—	1,074,465
Denmark	—	2,526,420	—	2,526,420
France	625,910	—	—	625,910
Germany	—	3,065,273	—	3,065,273
Israel	3,725,124	—	—	3,725,124
Italy	—	5,953,105	—	5,953,105
Japan	—	29,527,550	—	29,527,550
Malaysia	—	2,432,907	—	2,432,907
Mexico	1,314,004	—	—	1,314,004
Poland	—	1,188,641	—	1,188,641
Republic of Korea	—	4,329,826	—	4,329,826
Sweden	—	4,286,282	—	4,286,282
Switzerland	—	2,526,846	—	2,526,846
Taiwan	—	19,914,285	—	19,914,285
United Kingdom	—	8,633,462	—	8,633,462
Foreign Preferred Stocks
Italy	—	1,131,174	—	1,131,174
Common Stocks
United States	2,181,625	—	—	2,181,625
Short-Term Investments	12,506,066	—	—	12,506,066
Securities Lending Collateral	3,582,189	—	—	3,582,189

Total Investments in Securities - Assets	$39,172,362	$97,933,471	$—	$137,105,833

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.98%
Communications - 3.78%
Media - 3.78%
Walt Disney Co., 3.800%, Due 3/22/2030	$10,230,000	$9,859,080

Financial - 6.57%
Banks - 6.57%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD Term SOFR + 1.472%)A	5,546,000	5,288,242
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD Term SOFR + 1.600%)A	3,785,000	3,605,269
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term SOFR + 1.510%)A	4,885,000	4,345,707
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term SOFR + 4.032%)A	4,030,000	3,907,631

		17,146,849

Total Financial		17,146,849

Technology - 1.63%
Computers - 1.63%
International Business Machines Corp., 3.500%, Due 5/15/2029	4,464,000	4,246,394

Total Corporate Obligations (Cost $33,707,648)		31,252,323

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 51.01%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	4,003,084	3,893,853
3.000%, Due 1/1/2040	3,703,322	3,412,268
2.500%, Due 9/1/2042	11,717,076	10,335,574
2.500%, Due 3/1/2052	12,719,977	10,745,499
2.500%, Due 4/1/2052	13,157,144	11,117,197
3.000%, Due 5/1/2052	11,824,695	10,376,227
4.000%, Due 10/1/2052	11,646,404	10,974,661
4.000%, Due 11/1/2052	11,100,539	10,460,281
Federal National Mortgage Association,
3.500%, Due 10/1/2039	5,177,655	4,924,555
3.000%, Due 7/1/2040B	6,575,160	6,024,762
3.000%, Due 8/1/2040B	4,306,269	3,965,126
4.000%, Due 6/1/2049B	6,859,233	6,542,575
2.500%, Due 11/1/2050	6,436,660	5,437,420
2.500%, Due 5/1/2051	8,151,768	6,876,245
3.000%, Due 5/1/2052	20,313,821	17,827,313
3.500%, Due 10/1/2052	11,142,301	10,166,009

Total U.S. Agency Mortgage-Backed Obligations (Cost $135,659,479)		133,079,565

U.S. TREASURY OBLIGATIONS - 36.06%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	10,840,000	10,142,598
2.500%, Due 2/15/2045	23,500,000	17,479,043
2.500%, Due 5/15/2046	14,025,000	10,289,200
U.S. Treasury Notes,
1.125%, Due 2/15/2031	8,795,000	7,333,518
1.875%, Due 2/15/2032	27,740,000	23,805,471
3.500%, Due 2/15/2033	25,960,000	25,046,330

Total U.S. Treasury Obligations (Cost $97,384,870)		94,096,160

TOTAL INVESTMENTS - 99.05% (Cost $266,751,997)		258,428,048
OTHER ASSETS, NET OF LIABILITIES - 0.95%		2,465,522

TOTAL NET ASSETS - 100.00%		$260,893,570

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2024.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2024, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$31,252,323	$—	$31,252,323
U.S. Agency Mortgage-Backed Obligations	—	133,079,565	—	133,079,565
U.S. Treasury Obligations	—	94,096,160	—	94,096,160

Total Investments in Securities - Assets	$—	$258,428,048	$—	$258,428,048

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
Australia - 0.17% (Cost $1,294,098)
Foreign Common Stocks - 0.17%
Rio Tinto PLCA	20,968	$1,462,034

Austria - 0.27% (Cost $2,331,009)
Foreign Common Stocks - 0.27%
Mondi PLCA	133,044	2,373,907

Belgium - 1.40%
Foreign Common Stocks - 1.40%
Anheuser-Busch InBev SAA	77,395	4,789,060
KBC Group NVA	40,346	2,629,569
UCB SAA	51,017	4,785,958

Total Foreign Common Stocks		12,204,587

Total Belgium (Cost $11,468,553)		12,204,587

Brazil - 0.35% (Cost $2,551,253)
Foreign Common Stocks - 0.35%
ERO Copper Corp.B C	194,791	3,049,835

Canada - 2.33%
Foreign Common Stocks - 2.33%
Alimentation Couche-Tard, Inc.	50,144	2,938,261
Canadian Pacific Kansas City Ltd.B	46,596	3,749,653
Gildan Activewear, Inc.B	123,096	4,065,203
Linamar Corp.	102,190	4,847,080
Suncor Energy, Inc.	141,779	4,694,857

Total Foreign Common Stocks		20,295,054

Total Canada (Cost $18,508,102)		20,295,054

China/Hong Kong - 1.74%
Foreign Common Stocks - 1.74%
AIA Group Ltd.A	580,800	4,516,043
ESR Group Ltd.A D	1,422,200	1,815,318
Link REITA	336,400	1,673,199
Prudential PLCA	690,359	7,113,218

Total Foreign Common Stocks		15,117,778

Total China/Hong Kong (Cost $19,136,031)		15,117,778

Denmark - 0.30% (Cost $2,597,662)
Foreign Common Stocks - 0.30%
Carlsberg AS, Class BA	20,376	2,620,719

Finland - 0.95%
Foreign Common Stocks - 0.95%
Fortum OYJA	225,360	3,073,042
Nokia OYJA B	455,044	1,644,550
Nordea Bank AbpA	287,654	3,536,626

Total Foreign Common Stocks		8,254,218

Total Finland (Cost $7,755,353)		8,254,218

France - 11.99%
Foreign Common Stocks - 11.99%
Air Liquide SAA	46,982	8,806,253
Airbus SEA	30,451	4,862,821
Alstom SAA B	457,927	5,786,293

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
France - 11.99% (continued)
Foreign Common Stocks - 11.99% (continued)
Arkema SAA	30,474	$3,310,397
AXA SAA	125,550	4,226,829
BNP Paribas SAA	92,378	6,211,572
Bureau Veritas SAA	145,471	3,855,725
Capgemini SEA	20,728	4,640,141
Carrefour SAA	177,414	3,029,999
Cie de Saint-Gobain SAA	22,203	1,572,292
Danone SAA	74,458	4,965,455
Eiffage SAA	92,498	9,648,745
Engie SAA	507,578	8,102,742
Kering SAA	14,419	5,947,976
Orange SAA	365,729	4,347,704
Pernod Ricard SAA	26,841	4,417,558
Rexel SAA	291,650	7,738,722
Thales SAA	27,228	3,982,623
Valeo SEA	122,215	1,598,222
Verallia SAA D	128,593	4,540,519
Vinci SAA	21,832	2,762,094

Total Foreign Common Stocks		104,354,682

Total France (Cost $99,421,230)		104,354,682

Germany - 9.93%
Foreign Common Stocks - 9.51%
Allianz SEA	18,645	4,992,326
Bayer AGA	46,445	1,445,810
Bayerische Motoren Werke AGA	82,444	8,599,912
Continental AGA	130,455	10,723,107
Covestro AGA C D	55,430	2,938,871
Deutsche Telekom AGA	271,084	6,663,267
Infineon Technologies AGA	60,341	2,200,318
Lanxess AGA	96,802	2,610,361
Mercedes-Benz Group AGA	121,740	8,268,519
Merck KGaAA	31,540	5,194,592
MTU Aero Engines AGA	13,738	3,172,696
Rheinmetall AGA	13,258	4,649,940
RWE AGA	80,909	3,001,711
SAP SEA	66,470	11,567,760
Siemens Healthineers AGA D	82,942	4,648,378
Vonovia SEA	65,727	2,057,732

Total Foreign Common Stocks		82,735,300

Foreign Preferred Stocks - 0.42%
Henkel AG & Co. KGaA, 2.615A E	47,006	3,615,243

Total Germany (Cost $79,963,102)		86,350,543

Ireland - 1.19% (Cost $10,390,819)
Foreign Common Stocks - 1.19%
Smurfit Kappa Group PLCA	278,508	10,317,291

Israel - 0.21% (Cost $1,663,612)
Foreign Common Stocks - 0.21%
Wix.com Ltd.C	14,123	1,791,926

Italy - 3.13%
Foreign Common Stocks - 3.13%
Enel SpAA	918,193	6,262,754

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
Italy - 3.13% (continued)
Foreign Common Stocks - 3.13% (continued)
Ryanair Holdings PLC, ADR	78,409	$10,475,442
UniCredit SpAA	358,798	10,530,826

Total Foreign Common Stocks		27,269,022

Total Italy (Cost $18,721,038)		27,269,022

Japan - 9.75%
Foreign Common Stocks - 9.75%
Asics Corp.A	90,900	2,762,207
Bandai Namco Holdings, Inc.A	123,500	2,676,044
BayCurrent Consulting, Inc.A	110,600	2,563,145
Digital Garage, Inc.A	60,700	1,463,095
Disco Corp.A	10,400	2,793,451
FANUC Corp.A	197,100	5,432,200
Hitachi Ltd.A	62,700	4,925,122
Kokusai Electric Corp.A C	108,400	2,756,613
MatsukiyoCocokara & Co.A	301,000	5,499,605
Murata Manufacturing Co. Ltd.A	272,200	5,494,522
Nippon Sanso Holdings Corp.A	104,700	2,651,810
Nitori Holdings Co. Ltd.A	22,900	2,974,680
Renesas Electronics Corp.A C	286,033	4,710,187
Seven & i Holdings Co. Ltd.A	103,400	4,116,483
Shimadzu Corp.A	101,700	2,813,926
SUMCO Corp.A	921,100	13,944,495
Sumitomo Mitsui Financial Group, Inc.A	16,600	865,002
Suzuki Motor Corp.A	114,400	5,204,928
Takeda Pharmaceutical Co. Ltd.A	132,500	3,896,858
Tokyo Electron Ltd.A	29,700	5,506,316
ZOZO, Inc.A	82,700	1,816,716

Total Foreign Common Stocks		84,867,405

Total Japan (Cost $76,215,471)		84,867,405

Netherlands - 5.80%
Foreign Common Stocks - 5.80%
Akzo Nobel NVA	118,278	9,052,507
ING Groep NVA	1,113,126	15,832,710
Koninklijke Philips NVA	256,790	5,483,794
NN Group NVA	237,948	9,744,401
Shell PLCA	215,564	6,731,705
Universal Music Group NVA	123,169	3,626,239

Total Foreign Common Stocks		50,471,356

Total Netherlands (Cost $49,676,980)		50,471,356

Republic of Korea - 4.71%
Foreign Common Stocks - 4.71%
Hana Financial Group, Inc.A	242,411	8,613,205
Hyundai Mobis Co. Ltd.A	36,676	5,707,316
LG Uplus Corp.A	296,716	2,272,529
Samsung Electronics Co. Ltd.A	415,848	22,549,244
SK Hynix, Inc.A	18,924	1,874,824

Total Foreign Common Stocks		41,017,118

Total Republic of Korea (Cost $35,614,922)		41,017,118

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
Singapore - 1.13%
Foreign Common Stocks - 1.13%
DBS Group Holdings Ltd.A	177,810	$4,210,166
STMicroelectronics NVA	61,069	2,679,698
United Overseas Bank Ltd.A	141,900	2,985,898

Total Foreign Common Stocks		9,875,762

Total Singapore (Cost $8,463,573)		9,875,762

Spain - 1.62%
Foreign Common Stocks - 1.62%
Aena SME SAA D	22,624	4,004,295
Amadeus IT Group SAA	43,386	3,032,820
Iberdrola SAC F	4,128	49,855
Iberdrola SAA	239,433	2,884,754
Industria de Diseno Textil SAA	96,509	4,125,245

Total Foreign Common Stocks		14,096,969

Total Spain (Cost $11,437,757)		14,096,969

Sweden - 1.39%
Foreign Common Stocks - 1.39%
Assa Abloy AB, Class BA	63,447	1,740,761
Sandvik ABA	269,602	5,642,648
Telefonaktiebolaget LM Ericsson, Class BA	247,617	1,368,600
Volvo Car AB, Class BA B C	1,290,738	3,363,496

Total Foreign Common Stocks		12,115,505

Total Sweden (Cost $13,637,022)		12,115,505

Switzerland - 2.93%
Foreign Common Stocks - 2.93%
ABB Ltd.A	115,771	4,896,290
Adecco Group AGA	175,407	7,598,794
Cie Financiere Richemont SA, Class AA	47,570	7,102,211
Julius Baer Group Ltd.A	27,717	1,513,676
Novartis AGA	42,186	4,369,162

Total Foreign Common Stocks		25,480,133

Total Switzerland (Cost $19,116,327)		25,480,133

United Kingdom - 22.97%
Foreign Common Stocks - 22.97%
3i Group PLCA	169,799	5,299,048
AstraZeneca PLCA	73,531	9,786,511
AstraZeneca PLC, ADR	136,985	9,128,680
Barclays PLCA	7,616,884	14,199,163
Barratt Developments PLCA	639,494	4,353,952
Berkeley Group Holdings PLCA	29,318	1,777,649
BP PLCA	2,203,463	12,906,061
British American Tobacco PLCA	451,750	13,339,876
Coca-Cola Europacific Partners PLCA	77,153	5,308,421
Compass Group PLCA	274,557	7,569,787
Croda International PLCA	10,149	617,844
Diageo PLCA	190,453	6,849,986
DS Smith PLCA	1,449,307	5,164,918
Kingfisher PLCA	3,214,574	8,936,477
Legal & General Group PLCA	974,214	3,132,836
NatWest Group PLCA	808,993	2,294,149
Nomad Foods Ltd.C	198,352	3,568,352

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
United Kingdom - 22.97% (continued)
Foreign Common Stocks - 22.97% (continued)
Reckitt Benckiser Group PLCA	291,031	$21,015,991
RELX PLCA	289,846	11,987,768
RELX PLCA	82,807	3,419,524
Rolls-Royce Holdings PLCA C	3,333,650	12,669,698
Segro PLCA	141,694	1,563,407
Standard Chartered PLCA	159,560	1,202,796
Taylor Wimpey PLCA	4,505,710	8,422,853
Unilever PLCA	190,010	9,251,078
WH Smith PLCA	189,282	2,884,920
Whitbread PLCA	48,279	2,190,821
WPP PLCA	1,138,180	11,036,946

Total Foreign Common Stocks		199,879,512

Total United Kingdom (Cost $186,645,764)		199,879,512

United States - 10.76%
Common Stocks - 10.76%
Aon PLC, Class A	19,141	5,712,249
Constellium SEC	208,402	3,907,537
Experian PLCA	84,235	3,511,829
GSK PLCA	1,084,306	21,473,535
ICON PLCC	20,964	5,468,879
Roche Holding AGA	102,151	29,186,348
Sanofi SAA	178,721	17,945,661
Signify NVA D	213,741	6,453,967

Total Common Stocks		93,660,005

Total United States (Cost $95,115,652)		93,660,005

SHORT-TERM INVESTMENTS - 4.41% (Cost $38,425,477)
Investment Companies - 4.41%
American Beacon U.S. Government Money Market Select Fund, 5.22%G H	38,425,477	38,425,477

SECURITIES LENDING COLLATERAL - 0.14% (Cost $1,249,921)
Investment Companies - 0.14%
American Beacon U.S. Government Money Market Select Fund, 5.22%G H	1,249,921	1,249,921

TOTAL INVESTMENTS - 99.57% (Cost $811,400,728)		866,600,759
OTHER ASSETS, NET OF LIABILITIES - 0.43%		3,715,344

TOTAL NET ASSETS - 100.00%		$870,316,103

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $763,477,552 or 87.72% of net assets.

B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2024.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $24,401,348 or 2.80% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	Value was determined using significant unobservable inputs.
G	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

H	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on January 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	398	March 2024	$44,242,945	$44,436,700	$193,755

			$44,242,945	$44,436,700	$193,755

Index Abbreviations:

ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2024, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$1,462,034	$—	$1,462,034
Austria	—	2,373,907	—	2,373,907
Belgium	—	12,204,587	—	12,204,587
Brazil	3,049,835	—	—	3,049,835
Canada	20,295,054	—	—	20,295,054
China/Hong Kong	—	15,117,778	—	15,117,778
Denmark	—	2,620,719	—	2,620,719
Finland	—	8,254,218	—	8,254,218
France	—	104,354,682	—	104,354,682
Germany	—	82,735,300	—	82,735,300
Ireland	—	10,317,291	—	10,317,291
Israel	1,791,926	—	—	1,791,926
Italy	10,475,442	16,793,580	—	27,269,022
Japan	—	84,867,405	—	84,867,405
Netherlands	—	50,471,356	—	50,471,356
Republic of Korea	—	41,017,118	—	41,017,118
Singapore	—	9,875,762	—	9,875,762
Spain	49,855	14,047,114	—	14,096,969
Sweden	—	12,115,505	—	12,115,505
Switzerland	—	25,480,133	—	25,480,133
United Kingdom	12,697,032	187,182,480	—	199,879,512
Foreign Preferred Stocks
Germany	—	3,615,243	—	3,615,243
Common Stocks
United States	15,088,665	78,571,340	—	93,660,005
Short-Term Investments	38,425,477	—	—	38,425,477
Securities Lending Collateral	1,249,921	—	—	1,249,921

Total Investments in Securities - Assets	$103,123,207	$763,477,552	$—	$866,600,759

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

International Equity Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Futures Contracts	$193,755	$—	$—	$193,755

Total Financial Derivative Instruments - Assets	$193,755	$—	$—	$193,755

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.40%
Communication Services - 4.98%
Entertainment - 0.78%
Electronic Arts, Inc.	117,203	$16,124,789
Warner Bros Discovery, Inc.A	930,700	9,325,614

		25,450,403

Interactive Media & Services - 1.17%
Alphabet, Inc., Class AA	274,225	38,418,922

Media - 3.03%
Charter Communications, Inc., Class AA	19,165	7,104,657
Comcast Corp., Class A	1,763,456	82,071,242
Omnicom Group, Inc.	64,578	5,836,560
Paramount Global, Class B	314,700	4,591,473

		99,603,932

Total Communication Services		163,473,257

Consumer Discretionary - 6.33%
Automobile Components - 1.22%
Adient PLCA	98,498	3,418,866
Aptiv PLCA	388,985	31,636,150
BorgWarner, Inc.	147,500	5,000,250

		40,055,266

Automobiles - 0.95%
General Motors Co.	800,932	31,076,162

Hotels, Restaurants & Leisure - 2.97%
Aramark	817,768	23,780,693
Booking Holdings, Inc.A	1,580	5,541,803
Las Vegas Sands Corp.	622,232	30,439,589
Marriott International, Inc., Class A	68,645	16,456,266
Wynn Resorts Ltd.	224,562	21,205,390

		97,423,741

Specialty Retail - 1.19%
Lithia Motors, Inc.	60,534	17,848,450
Lowe’s Cos., Inc.	99,997	21,283,361

		39,131,811

Total Consumer Discretionary		207,686,980

Consumer Staples - 3.21%
Beverages - 0.77%
Keurig Dr Pepper, Inc.	389,442	12,244,057
PepsiCo, Inc.	78,523	13,233,481

		25,477,538

Consumer Staples Distribution & Retail - 0.43%
Target Corp.	100,827	14,023,019

Food Products - 0.57%
Mondelez International, Inc., Class A	35,231	2,654,886
Nestle SA, ADRB	142,010	16,174,939

		18,829,825

Household Products - 0.23%
Kimberly-Clark Corp.	61,457	7,434,453

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.40% (continued)
Consumer Staples - 3.21% (continued)
Personal Products - 0.36%
Kenvue, Inc.	565,521	$11,740,216

Tobacco - 0.85%
Philip Morris International, Inc.	305,933	27,794,013

Total Consumer Staples		105,299,064

Energy - 8.12%
Energy Equipment & Services - 1.81%
Baker Hughes Co.	176,000	5,016,000
Halliburton Co.	902,794	32,184,606
NOV, Inc.	918,400	17,917,984
Schlumberger NV	85,200	4,149,240

		59,267,830

Oil, Gas & Consumable Fuels - 6.31%
APA Corp.	1,027,300	32,185,309
Chevron Corp.	64,222	9,468,249
ConocoPhillips	247,437	27,680,777
EOG Resources, Inc.	78,921	8,980,421
Hess Corp.	176,273	24,771,645
Marathon Oil Corp.	936,686	21,403,275
Murphy Oil Corp.	106,770	4,131,999
Ovintiv, Inc.	264,000	11,198,880
Phillips 66	161,326	23,280,955
Pioneer Natural Resources Co.	191,420	43,994,059

		207,095,569

Total Energy		266,363,399

Financials - 22.53%
Banks - 8.29%
Bank of America Corp.	266,200	9,053,462
Citigroup, Inc.	1,016,043	57,071,135
Citizens Financial Group, Inc.	729,453	23,853,113
First Citizens BancShares, Inc., Class A	3,606	5,445,060
JPMorgan Chase & Co.	275,590	48,051,872
M&T Bank Corp.	116,603	16,102,874
PNC Financial Services Group, Inc.	77,351	11,696,245
U.S. Bancorp	1,052,738	43,730,737
Wells Fargo & Co.	1,139,303	57,170,225

		272,174,723

Capital Markets - 3.54%
Bank of New York Mellon Corp.	419,700	23,276,562
BlackRock, Inc.	15,191	11,762,543
Goldman Sachs Group, Inc.	53,353	20,488,085
KKR & Co., Inc.	112,145	9,709,514
Morgan Stanley	224,703	19,603,090
Nasdaq, Inc.	273,092	15,776,525
State Street Corp.	208,980	15,437,353

		116,053,672

Consumer Finance - 1.54%
American Express Co.	193,121	38,767,109
Capital One Financial Corp.	44,000	5,954,080

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.40% (continued)
Financials - 22.53% (continued)
Consumer Finance - 1.54% (continued)
Discover Financial Services	55,300	$5,835,256

		50,556,445

Financial Services - 2.05%
Corebridge Financial, Inc.	488,300	11,802,211
Fidelity National Information Services, Inc.	892,010	55,536,543

		67,338,754

Insurance - 7.11%
Allstate Corp.	152,887	23,735,707
American International Group, Inc.	649,478	45,145,216
Aon PLC, Class A	78,595	23,455,106
Chubb Ltd.	88,065	21,575,925
Hartford Financial Services Group, Inc.	283,500	24,653,160
Marsh & McLennan Cos., Inc.	136,664	26,490,950
Progressive Corp.	186,791	33,295,495
Travelers Cos., Inc.	91,028	19,239,678
Willis Towers Watson PLC	63,904	15,739,555

		233,330,792

Total Financials		739,454,386

Health Care - 13.52%
Biotechnology - 0.41%
AbbVie, Inc.	81,682	13,428,521

Health Care Equipment & Supplies - 2.78%
Abbott Laboratories	100,447	11,365,578
Boston Scientific Corp.A	111,765	7,070,254
GE HealthCare Technologies, Inc.	291,120	21,356,563
Medtronic PLC	513,224	44,927,629
Zimmer Biomet Holdings, Inc.	52,567	6,602,415

		91,322,439

Health Care Providers & Services - 6.66%
Centene Corp.A	187,300	14,105,563
Cigna Group	135,244	40,701,682
CVS Health Corp.	293,000	21,790,410
Elevance Health, Inc.	146,884	72,478,441
HCA Healthcare, Inc.	41,200	12,561,880
Humana, Inc.	12,700	4,801,362
McKesson Corp.	51,908	25,948,290
UnitedHealth Group, Inc.	51,091	26,145,308

		218,532,936

Life Sciences Tools & Services - 0.71%
Avantor, Inc.A	1,016,187	23,362,139

Pharmaceuticals - 2.96%
GSK PLC, ADR	137,227	5,412,233
Johnson & Johnson	151,394	24,056,506
Merck & Co., Inc.	355,510	42,938,498
Pfizer, Inc.	597,658	16,184,579
Roche Holding AG, ADRB	89,480	3,144,327
Sanofi SA, ADR	109,064	5,442,294

		97,178,437

Total Health Care		443,824,472

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.40% (continued)
Industrials - 12.41%
Aerospace & Defense - 3.10%
Boeing Co.A	101,917	$21,508,564
General Dynamics Corp.	100,215	26,555,973
Northrop Grumman Corp.	47,402	21,177,317
RTX Corp.	358,274	32,645,927

		101,887,781

Air Freight & Logistics - 0.54%
FedEx Corp.	74,190	17,901,305

Building Products - 0.47%
Johnson Controls International PLC	121,879	6,421,804
Trane Technologies PLC	35,931	9,056,409

		15,478,213

Commercial Services & Supplies - 0.02%
Veralto Corp.	6,616	507,381

Construction & Engineering - 0.43%
AECOM	112,497	9,921,111
Fluor Corp.A	108,100	4,076,451

		13,997,562

Electrical Equipment - 2.65%
Eaton Corp. PLC	58,569	14,412,659
Vertiv Holdings Co.	1,290,942	72,718,763

		87,131,422

Ground Transportation - 1.35%
JB Hunt Transport Services, Inc.	106,474	21,399,145
Union Pacific Corp.	93,859	22,895,026

		44,294,171

Industrial Conglomerates - 1.23%
General Electric Co.	166,062	21,989,930
Honeywell International, Inc.	90,158	18,235,357

		40,225,287

Machinery - 1.95%
Cummins, Inc.	60,297	14,429,072
Illinois Tool Works, Inc.	46,544	12,143,330
Otis Worldwide Corp.	39,515	3,494,707
PACCAR, Inc.	155,745	15,635,240
Stanley Black & Decker, Inc.	138,634	12,934,552
Timken Co.	64,000	5,242,240

		63,879,141

Professional Services - 0.67%
Equifax, Inc.	38,630	9,438,854
Jacobs Solutions, Inc.	93,027	12,537,249

		21,976,103

Total Industrials		407,278,366

Information Technology - 9.22%
Communications Equipment - 0.99%
F5, Inc.A	177,300	32,570,010

Electronic Equipment, Instruments & Components - 0.65%
Corning, Inc.	319,640	10,385,104

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.40% (continued)
Information Technology - 9.22% (continued)
Electronic Equipment, Instruments & Components - 0.65% (continued)
TE Connectivity Ltd.	75,800	$10,778,002

		21,163,106

IT Services - 1.28%
Accenture PLC, Class A	63,414	23,075,086
Cognizant Technology Solutions Corp., Class A	245,672	18,946,225

		42,021,311

Semiconductors & Semiconductor Equipment - 4.73%
Analog Devices, Inc.	107,176	20,616,375
Broadcom, Inc.	39,735	46,887,300
KLA Corp.	29,404	17,467,152
Micron Technology, Inc.	122,400	10,495,800
QUALCOMM, Inc.	211,713	31,441,498
Skyworks Solutions, Inc.	127,937	13,364,299
Texas Instruments, Inc.	92,923	14,878,831

		155,151,255

Software - 1.57%
Microsoft Corp.	26,208	10,419,776
Oracle Corp.	319,084	35,641,683
Workday, Inc., Class AA	18,900	5,501,223

		51,562,682

Total Information Technology		302,468,364

Materials - 4.03%
Chemicals - 3.10%
Air Products & Chemicals, Inc.	94,571	24,182,751
Axalta Coating Systems Ltd.A	757,219	24,549,040
Corteva, Inc.	110,416	5,021,720
DuPont de Nemours, Inc.	333,073	20,583,911
Olin Corp.	262,800	13,683,996
PPG Industries, Inc.	53,850	7,595,004
Sherwin-Williams Co.	20,622	6,276,924

		101,893,346

Construction Materials - 0.83%
CRH PLC	380,262	27,287,601

Containers & Packaging - 0.10%
International Paper Co.	89,186	3,195,534

Total Materials		132,376,481

Real Estate - 2.04%
Industrial REITs - 0.58%
Prologis, Inc.	149,832	18,982,216

Specialized REITs - 1.46%
Public Storage	70,080	19,845,955
VICI Properties, Inc.	936,786	28,215,995

		48,061,950

Total Real Estate		67,044,166

Utilities - 4.01%
Electric Utilities - 3.63%
American Electric Power Co., Inc.	61,138	4,777,323
Duke Energy Corp.	196,731	18,852,732

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.40% (continued)
Utilities - 4.01% (continued)
Electric Utilities - 3.63% (continued)
Entergy Corp.	189,292	$18,883,770
Exelon Corp.	211,035	7,346,128
PG&E Corp.	451,997	7,625,190
Pinnacle West Capital Corp.	196,474	13,537,059
PPL Corp.	791,454	20,736,095
Southern Co.	271,887	18,901,584
Xcel Energy, Inc.	143,460	8,588,950

		119,248,831

Multi-Utilities - 0.38%
Dominion Energy, Inc.	269,941	12,341,702

Total Utilities		131,590,533

Total Common Stocks (Cost $2,002,241,790)		2,966,859,468

FOREIGN COMMON STOCKS - 5.11%
Communication Services - 0.22%
Wireless Telecommunication Services - 0.22%
Vodafone Group PLC, ADR	850,250	7,312,150

Consumer Discretionary - 0.58%
Automobile Components - 0.58%
Magna International, Inc.B	336,300	19,118,655

Consumer Staples - 1.05%
Beverages - 0.41%
Diageo PLC, ADR	93,579	13,506,257

Household Products - 0.11%
Reckitt Benckiser Group PLC, ADR	248,760	3,610,751

Personal Products - 0.53%
Unilever PLC, ADR	357,100	17,387,199

Total Consumer Staples		34,504,207

Energy - 1.37%
Oil, Gas & Consumable Fuels - 1.37%
Enbridge, Inc.B	574,232	20,385,236
Cenovus Energy, Inc.	371,000	6,002,780
Shell PLC, ADR	296,822	18,673,072

		45,061,088

Total Energy		45,061,088

Industrials - 0.54%
Ground Transportation - 0.19%
Canadian National Railway Co.B	48,540	6,020,902

Machinery - 0.35%
CNH Industrial NV	963,039	11,556,468

Total Industrials		17,577,370

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 5.11% (continued)
Information Technology - 1.35%
Communications Equipment - 0.99%
Telefonaktiebolaget LM Ericsson, ADRB	5,884,220	$32,422,052

Semiconductors & Semiconductor Equipment - 0.36%
NXP Semiconductors NV	55,486	11,683,687

Total Information Technology		44,105,739

Total Foreign Common Stocks (Cost $144,693,086)		167,679,209

SHORT-TERM INVESTMENTS - 4.06% (Cost $133,247,934)
Investment Companies - 4.06%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	133,247,934	133,247,934

SECURITIES LENDING COLLATERAL - 0.91% (Cost $29,819,269)
Investment Companies - 0.91%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	29,819,269	29,819,269

TOTAL INVESTMENTS - 100.48% (Cost $2,310,002,079)		3,297,605,880
LIABILITIES, NET OF OTHER ASSETS - (0.48%)		(15,605,911)

TOTAL NET ASSETS - 100.00%		$3,281,999,969

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on January 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	586	March 2024	$140,675,191	$142,705,650	$2,030,459

			$140,675,191	$142,705,650	$2,030,459

Index Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2024, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,966,859,468	$—	$—	$2,966,859,468
Foreign Common Stocks	167,679,209	—	—	167,679,209
Short-Term Investments	133,247,934	—	—	133,247,934
Securities Lending Collateral	29,819,269	—	—	29,819,269

Total Investments in Securities - Assets	$3,297,605,880	$—	$—	$3,297,605,880

Financial Derivative Instruments - Assets
Futures Contracts	$2,030,459	$—	$—	$2,030,459

Total Financial Derivative Instruments - Assets	$2,030,459	$—	$—	$2,030,459

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20%
Communication Services - 2.54%
Diversified Telecommunication Services - 0.02%
ATN International, Inc.	26,968	$995,119

Entertainment - 0.35%
IMAX Corp.A	90,142	1,259,284
Lions Gate Entertainment Corp., Class AA	686,450	7,159,673
Lions Gate Entertainment Corp., Class BA	724,903	7,031,559
Marcus Corp.	49,258	668,924

		16,119,440

Interactive Media & Services - 0.46%
IAC, Inc.A	194,777	9,779,753
Shutterstock, Inc.	171,522	8,056,388
Ziff Davis, Inc.A	50,012	3,370,809

		21,206,950

Media - 1.71%
AMC Networks, Inc., Class AA	78,021	1,411,400
John Wiley & Sons, Inc., Class A	143,290	4,848,934
Magnite, Inc.A	578,926	5,123,495
National CineMedia, Inc.A B	1,914,500	7,830,305
Scholastic Corp.	188,506	7,246,171
Stagwell, Inc.A	5,526,749	36,034,403
TEGNA, Inc.	1,014,632	15,818,113

		78,312,821

Total Communication Services		116,634,330

Consumer Discretionary - 14.01%
Automobile Components - 3.01%
Adient PLCA	1,499,153	52,035,601
American Axle & Manufacturing Holdings, Inc.A	2,664,416	21,555,125
Atmus Filtration Technologies, Inc.A B	663,000	14,804,790
Gentherm, Inc.A	572,647	27,572,953
Goodyear Tire & Rubber Co.A	689,648	9,613,693
Patrick Industries, Inc.	43,899	4,407,021
Standard Motor Products, Inc.	33,674	1,358,746
Visteon Corp.A	61,332	7,070,966

		138,418,895

Automobiles - 0.22%
Harley-Davidson, Inc.	186,800	6,061,660
Winnebago Industries, Inc.	60,521	3,977,440

		10,039,100

Broadline Retail - 0.61%
Kohl’s Corp.	269,298	6,937,117
Macy’s, Inc.	842,204	15,403,911
Nordstrom, Inc.B	320,566	5,818,273

		28,159,301

Diversified Consumer Services - 0.71%
Adtalem Global Education, Inc.A	373,237	18,841,004
Graham Holdings Co., Class B	8,746	6,300,618
Perdoceo Education Corp.	157,550	2,851,655
Strategic Education, Inc.	48,317	4,544,697

		32,537,974

Hotels, Restaurants & Leisure - 1.97%
Bloomin’ Brands, Inc.	211,151	5,620,840

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Consumer Discretionary - 14.01% (continued)
Hotels, Restaurants & Leisure - 1.97% (continued)
Chuy’s Holdings, Inc.A	70,489	$2,383,233
Dave & Buster’s Entertainment, Inc.A	358,514	19,191,254
International Game Technology PLC	672,588	17,460,385
Marriott Vacations Worldwide Corp.	120,100	10,075,189
Monarch Casino & Resort, Inc.	41,301	2,846,878
Papa John’s International, Inc.	210,856	15,493,699
Travel & Leisure Co.	438,679	17,731,405

		90,802,883

Household Durables - 2.53%
Beazer Homes USA, Inc.A	76,716	2,435,733
Cavco Industries, Inc.A	19,238	6,385,477
Century Communities, Inc.	71,349	6,185,958
Dream Finders Homes, Inc., Class AA	51,682	1,698,787
Ethan Allen Interiors, Inc.	61,812	1,800,584
GoPro, Inc., Class AA	745,058	2,220,273
Green Brick Partners, Inc.A	110,410	5,760,090
KB Home	191,711	11,424,058
La-Z-Boy, Inc.	85,077	2,961,530
Legacy Housing Corp.A	41,728	986,033
Lovesac Co.A	184,585	4,274,989
M/I Homes, Inc.A	71,583	9,121,106
Meritage Homes Corp.	35,415	5,865,078
Newell Brands, Inc.	3,199,240	26,617,677
Sonos, Inc.A	246,191	3,835,656
Taylor Morrison Home Corp.A	38,864	2,026,369
Tri Pointe Homes, Inc.A	326,512	11,274,459
Whirlpool Corp.	54,592	5,978,916
Worthington Enterprises, Inc.	95,333	5,437,794

		116,290,567

Leisure Products - 0.15%
Johnson Outdoors, Inc., Class A	16,948	758,593
Malibu Boats, Inc., Class AA	40,575	1,694,006
YETI Holdings, Inc.A	97,619	4,292,307

		6,744,906

Specialty Retail - 3.16%
1-800-Flowers.com, Inc., Class AA	74,037	769,985
Aaron’s Co., Inc.	60,748	625,097
Academy Sports & Outdoors, Inc.	150,262	9,425,935
American Eagle Outfitters, Inc.	538,706	10,677,153
Arhaus, Inc.A	489,109	5,717,684
Asbury Automotive Group, Inc.A	42,359	8,855,573
Buckle, Inc.	122,680	4,562,469
Build-A-Bear Workshop, Inc.	27,901	628,610
Caleres, Inc.	86,397	2,710,274
Citi Trends, Inc.A	90,027	2,424,427
Designer Brands, Inc., Class A	100,983	865,424
Group 1 Automotive, Inc.	39,938	10,386,276
Guess?, Inc.	130,618	2,918,006
Haverty Furniture Cos., Inc.	36,496	1,237,214
Hibbett, Inc.	28,620	1,907,523
Leslie’s, Inc.A	540,432	3,626,299
MarineMax, Inc.A	54,244	1,518,832
Monro, Inc.	303,877	9,681,521
ODP Corp.A	517,900	26,485,406
OneWater Marine, Inc., Class AA B	35,410	893,394
Shoe Carnival, Inc.	66,027	1,683,689

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Consumer Discretionary - 14.01% (continued)
Specialty Retail - 3.16% (continued)
Signet Jewelers Ltd.	89,929	$8,946,137
Sonic Automotive, Inc., Class A	393,809	19,910,983
Urban Outfitters, Inc.A	229,259	8,711,842

		145,169,753

Textiles, Apparel & Luxury Goods - 1.65%
Carter’s, Inc.	312,297	23,622,145
Columbia Sportswear Co.	107,331	8,507,055
G-III Apparel Group Ltd.A	111,227	3,346,820
Levi Strauss & Co., Class A	1,127,651	18,358,158
Movado Group, Inc.	26,862	740,854
Oxford Industries, Inc.	34,459	3,271,193
Skechers USA, Inc., Class AA	93,872	5,861,368
VF Corp.	743,632	12,240,183

		75,947,776

Total Consumer Discretionary		644,111,155

Consumer Staples - 2.60%
Beverages - 0.70%
Boston Beer Co., Inc., Class AA	18,990	6,632,637
Primo Water Corp.	1,737,984	25,339,807

		31,972,444

Consumer Staples Distribution & Retail - 0.06%
Ingles Markets, Inc., Class A	35,551	2,995,172

Food Products - 1.71%
Darling Ingredients, Inc.A	619,252	26,813,612
Fresh Del Monte Produce, Inc.	202,970	4,989,003
Hain Celestial Group, Inc.A	2,582,936	27,663,244
J & J Snack Foods Corp.	115,554	18,399,663
Seneca Foods Corp., Class AA	13,323	711,182

		78,576,704

Personal Products - 0.06%
Herbalife Ltd.A	227,655	2,743,243

Tobacco - 0.07%
Universal Corp.	59,707	3,460,020

Total Consumer Staples		119,747,583

Energy - 7.38%
Energy Equipment & Services - 3.05%
Atlas Energy Solutions, Inc.B	1,222,209	21,229,770
Bristow Group, Inc.A	68,712	1,812,623
Cactus, Inc., Class A	143,953	6,109,365
ChampionX Corp.	192,420	5,274,232
Dril-Quip, Inc.A	225,973	4,535,278
Expro Group Holdings NVA	1,494,178	26,297,533
Helix Energy Solutions Group, Inc.A	366,572	3,445,777
Helmerich & Payne, Inc.	587,629	23,657,944
Liberty Energy, Inc.	715,412	14,873,415
Patterson-UTI Energy, Inc.	2,155,946	23,909,441
ProPetro Holding Corp.A	268,139	2,268,456
RPC, Inc.	433,332	3,167,657
Select Water Solutions, Inc.	252,767	1,964,000

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Energy - 7.38% (continued)
Energy Equipment & Services - 3.05% (continued)
U.S. Silica Holdings, Inc.A	154,424	$1,655,425

		140,200,916

Oil, Gas & Consumable Fuels - 4.33%
Antero Resources Corp.A	298,536	6,669,294
Berry Corp.	1,575,156	10,569,297
California Resources Corp.	166,865	7,956,123
Callon Petroleum Co.A	259,800	8,344,776
CNX Resources Corp.A	900,519	18,190,484
Comstock Resources, Inc.B	739,040	5,771,902
CONSOL Energy, Inc.	75,448	7,137,381
Crescent Energy Co., Class A	350,900	3,877,445
Delek U.S. Holdings, Inc.	155,494	4,203,003
Equitrans Midstream Corp.	2,608,603	26,581,665
International Seaways, Inc.	119,000	6,383,160
Kinetik Holdings, Inc.	58,387	1,898,745
Magnolia Oil & Gas Corp., Class A	365,783	7,542,445
Northern Oil & Gas, Inc.	373,491	12,511,948
Overseas Shipholding Group, Inc., Class A	175,986	1,073,515
Par Pacific Holdings, Inc.A	147,190	5,385,682
PBF Energy, Inc., Class A	128,264	6,478,615
Peabody Energy Corp.	318,834	8,512,868
Range Resources Corp.	198,606	5,767,518
REX American Resources Corp.A	29,747	1,231,228
SilverBow Resources, Inc.A	44,460	1,180,858
Sitio Royalties Corp., Class A	908,271	19,373,420
SM Energy Co.	282,901	10,489,969
Viper Energy, Inc.	383,826	11,983,048

		199,114,389

Total Energy		339,315,305

Financials - 20.69%
Banks - 10.91%
Amalgamated Financial Corp.	49,033	1,302,316
Ameris Bancorp	132,559	6,580,229
Associated Banc-Corp.	357,794	7,517,252
Atlantic Union Bankshares Corp.	143,736	4,910,022
Axos Financial, Inc.A	120,121	6,658,307
Bank OZK	220,609	9,951,672
Bar Harbor Bankshares	27,491	723,288
Business First Bancshares, Inc.	39,033	880,194
Byline Bancorp, Inc.	87,462	1,910,170
Cadence Bank	353,360	9,406,443
Cathay General Bancorp	142,838	5,880,640
Central Pacific Financial Corp.	14,984	288,742
Columbia Banking System, Inc.	1,825,894	36,810,023
Community Trust Bancorp, Inc.	35,539	1,474,869
CrossFirst Bankshares, Inc.A	94,464	1,333,832
Customers Bancorp, Inc.A	62,688	3,350,047
CVB Financial Corp.	49,683	833,184
Enterprise Financial Services Corp.	63,833	2,657,368
Farmers National Banc Corp.	73,634	1,010,258
FB Financial Corp.	89,682	3,340,655
First Bancorp/Southern Pines NC	91,341	3,156,745
First Bancshares, Inc.	59,296	1,507,897
First Busey Corp.	108,560	2,555,502
First Commonwealth Financial Corp.	204,994	2,871,966

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Financials - 20.69% (continued)
Banks - 10.91% (continued)
First Financial Bancorp	182,364	$4,088,601
First Hawaiian, Inc.	1,332,794	28,908,302
First Horizon Corp.	512,282	7,294,896
FNB Corp.	687,682	9,063,649
Fulton Financial Corp.	315,794	4,923,228
Glacier Bancorp, Inc.	580,789	22,453,303
Great Southern Bancorp, Inc.	23,261	1,211,665
Hancock Whitney Corp.	76,979	3,472,523
HarborOne Bancorp, Inc.	140,777	1,537,285
Heritage Financial Corp.	255,599	5,150,320
Hilltop Holdings, Inc.	230,472	7,257,563
HomeTrust Bancshares, Inc.	34,778	944,223
Independent Bank Corp.	18,970	482,597
International Bancshares Corp.	124,225	6,566,533
Lakeland Bancorp, Inc.	35,291	469,017
Live Oak Bancshares, Inc.	700,959	25,493,879
Luther Burbank Corp.A	227,597	2,184,931
Mercantile Bank Corp.	32,049	1,284,844
Midland States Bancorp, Inc.	41,757	1,096,539
National Bank Holdings Corp., Class A	422,064	14,772,240
Nicolet Bankshares, Inc.	14,956	1,163,128
Northwest Bancshares, Inc.	202,536	2,505,370
Old National Bancorp	574,921	9,468,949
Old Second Bancorp, Inc.	87,775	1,195,496
Origin Bancorp, Inc.	26,234	800,137
Pathward Financial, Inc.	50,096	2,593,971
Peoples Bancorp, Inc.	70,847	2,075,817
Pinnacle Financial Partners, Inc.	187,694	16,588,396
Preferred Bank	29,849	2,144,352
Prosperity Bancshares, Inc.	265,610	16,975,135
Provident Financial Services, Inc.	115,958	1,919,105
QCR Holdings, Inc.	33,502	1,956,852
S&T Bancorp, Inc.	73,318	2,444,422
Seacoast Banking Corp. of Florida	987,422	24,251,084
Simmons First National Corp., Class A	164,881	3,134,388
SmartFinancial, Inc.	21,306	495,578
Southern Missouri Bancorp, Inc.	22,056	961,862
SouthState Corp.	99,114	8,236,373
Synovus Financial Corp.	247,100	9,305,786
Texas Capital Bancshares, Inc.A	736,429	44,922,169
Triumph Financial, Inc.A	400,832	28,318,781
TrustCo Bank Corp.	32,599	942,111
UMB Financial Corp.	195,775	16,151,437
United Community Banks, Inc.	252,369	6,899,768
Valley National Bancorp	900,811	8,665,802
WaFd, Inc.	112,575	3,269,178
Webster Financial Corp.	228,215	11,292,078
Westamerica BanCorp	84,665	4,040,214
WSFS Financial Corp.	76,235	3,393,220

		501,678,718

Capital Markets - 1.61%
Cohen & Steers, Inc.	74,761	5,264,670
Evercore, Inc., Class A	51,459	8,837,054
Federated Hermes, Inc.	203,731	7,122,436
Janus Henderson Group PLC	317,446	9,129,747
Oppenheimer Holdings, Inc., Class A	21,481	802,960
Perella Weinberg Partners	619,658	7,280,981

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Financials - 20.69% (continued)
Capital Markets - 1.61% (continued)
StepStone Group, Inc., Class A	195,756	$6,548,038
Stifel Financial Corp.	133,297	9,724,016
StoneX Group, Inc.A	62,546	4,112,400
Victory Capital Holdings, Inc., Class A	131,716	4,442,781
Virtu Financial, Inc., Class A	121,409	2,038,457
Virtus Investment Partners, Inc.	11,693	2,760,834
WisdomTree, Inc.B	867,756	5,874,708

		73,939,082

Consumer Finance - 1.72%
Atlanticus Holdings Corp.A	10,652	369,518
Bread Financial Holdings, Inc.	189,595	6,876,611
Encore Capital Group, Inc.A	47,020	2,354,761
Enova International, Inc.A	61,655	3,355,882
EZCORP, Inc., Class AA	104,372	897,599
Navient Corp.	269,012	4,632,387
Nelnet, Inc., Class A	35,012	3,050,595
PRA Group, Inc.A	312,640	7,118,813
PROG Holdings, Inc.A	229,247	7,024,128
SLM Corp.	2,180,427	43,346,889

		79,027,183

Financial Services - 2.40%
A-Mark Precious Metals, Inc.B	46,660	1,258,420
Acacia Research Corp.A B	195,529	764,518
Burford Capital Ltd.	1,385,170	20,832,957
Cannae Holdings, Inc.A	350,429	7,096,187
Essent Group Ltd.	290,109	16,002,412
Euronet Worldwide, Inc.A	136,093	13,561,668
Jackson Financial, Inc., Class A	164,007	8,211,831
Merchants Bancorp	54,381	2,378,625
MGIC Investment Corp.	507,668	10,072,133
NMI Holdings, Inc., Class AA	164,788	5,260,033
PennyMac Financial Services, Inc.	99,914	8,714,499
Radian Group, Inc.	315,184	9,134,032
Repay Holdings Corp.A	283,427	2,222,068
WEX, Inc.A	23,643	4,832,393

		110,341,776

Insurance - 3.58%
Ambac Financial Group, Inc.A	89,089	1,447,696
Assured Guaranty Ltd.	117,359	9,521,336
Axis Capital Holdings Ltd.	167,350	9,960,672
Brighthouse Financial, Inc.A	131,380	6,801,543
CNO Financial Group, Inc.	365,712	9,940,052
Donegal Group, Inc., Class A	53,716	806,277
Employers Holdings, Inc.	52,766	2,201,397
Enstar Group Ltd.A	141,489	37,761,999
First American Financial Corp.	165,271	9,974,105
Genworth Financial, Inc., Class AA	939,050	5,793,938
Global Indemnity Group LLC, Class A	335,812	9,840,165
Horace Mann Educators Corp.	648,360	23,879,099
Kemper Corp.	378,708	22,722,480
Selective Insurance Group, Inc.	75,240	7,889,666

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Financials - 20.69% (continued)
Insurance - 3.58% (continued)
White Mountains Insurance Group Ltd.	3,749	$5,908,312

		164,448,737

Mortgage Real Estate Investment Trusts (REITs) - 0.47%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.B	921,058	21,911,970

Total Financials		951,347,466

Health Care - 3.12%
Biotechnology - 0.30%
Alkermes PLCA	506,990	13,714,080

Health Care Equipment & Supplies - 0.49%
Globus Medical, Inc., Class AA	206,689	10,911,112
Merit Medical Systems, Inc.A	56,288	4,407,350
Omnicell, Inc.A	190,368	6,124,139
OraSure Technologies, Inc.A	147,024	1,083,567

		22,526,168

Health Care Providers & Services - 0.88%
Acadia Healthcare Co., Inc.A	109,184	8,968,374
AMN Healthcare Services, Inc.A	74,038	5,479,552
Cross Country Healthcare, Inc.A	85,504	1,816,960
Encompass Health Corp.	155,091	11,017,665
Fulgent Genetics, Inc.A	59,955	1,474,293
ModivCare, Inc.A	181,733	7,227,521
R1 RCM, Inc.A	452,599	4,634,614

		40,618,979

Health Care Technology - 0.36%
Evolent Health, Inc., Class AA	409,947	12,056,541
Health Catalyst, Inc.A	457,093	4,465,799

		16,522,340

Life Sciences Tools & Services - 0.18%
Azenta, Inc.A	128,101	8,352,185

Pharmaceuticals - 0.91%
Amneal Pharmaceuticals, Inc.A	301,272	1,611,805
Organon & Co.	548,973	9,140,400
Perrigo Co. PLC	965,157	30,962,237

		41,714,442

Total Health Care		143,448,194

Industrials - 19.15%
Aerospace & Defense - 0.83%
AeroVironment, Inc.A	49,920	6,022,349
BWX Technologies, Inc.	246,439	20,079,850
Ducommun, Inc.A	29,232	1,442,599
Kratos Defense & Security Solutions, Inc.A	320,197	5,420,935
Mercury Systems, Inc.A	176,584	5,237,481

		38,203,214

Air Freight & Logistics - 0.40%
Air Transport Services Group, Inc.A	1,189,617	18,427,167

Building Products - 1.36%
AZEK Co., Inc.A	36,582	1,410,602
Gibraltar Industries, Inc.A	452,755	36,636,934

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Industrials - 19.15% (continued)
Building Products - 1.36% (continued)
Masonite International Corp.A	260,738	$24,000,933
Zurn Elkay Water Solutions Corp.	15,669	464,586

		62,513,055

Commercial Services & Supplies - 2.10%
ACCO Brands Corp.	230,926	1,404,030
Aris Water Solutions, Inc., Class A	564,195	4,908,497
Brink’s Co.	148,520	12,006,357
CoreCivic, Inc.A	276,302	3,929,014
Deluxe Corp.	788,830	14,916,775
Enviri Corp.A	2,419,975	20,835,985
GEO Group, Inc.A	306,813	3,411,761
Interface, Inc.	1,311,838	16,279,910
MillerKnoll, Inc.	611,761	16,266,725
Quad/Graphics, Inc.A	481,638	2,629,743

		96,588,797

Construction & Engineering - 2.30%
Dycom Industries, Inc.A	24,026	2,683,704
EMCOR Group, Inc.	41,166	9,390,376
Fluor Corp.A	1,077,658	40,638,483
Granite Construction, Inc.	459,667	20,735,578
Matrix Service Co.A	179,858	1,669,082
Tutor Perini Corp.A	126,563	1,134,005
WillScot Mobile Mini Holdings Corp.A	619,252	29,290,620

		105,541,848

Electrical Equipment - 1.00%
Encore Wire Corp.	38,377	8,654,014
EnerSys	303,068	28,964,209
GrafTech International Ltd.	353,859	470,632
Sensata Technologies Holding PLC	216,987	7,848,420

		45,937,275

Ground Transportation - 0.80%
Covenant Logistics Group, Inc.	20,777	1,004,360
Ryder System, Inc.	91,297	10,368,600
Universal Logistics Holdings, Inc.	36,623	1,117,734
Werner Enterprises, Inc.	618,985	24,480,857

		36,971,551

Machinery - 6.15%
Allison Transmission Holdings, Inc.	103,782	6,282,962
Astec Industries, Inc.	81,795	2,911,902
Barnes Group, Inc.	416,131	13,778,097
Enerpac Tool Group Corp.	1,198,096	37,416,538
Enpro Industries, Inc.	45,284	6,764,524
Flowserve Corp.	1,258,038	50,233,457
Greenbrier Cos., Inc.	1,105,032	50,234,755
Helios Technologies, Inc.	64,383	2,656,443
Hyster-Yale Materials Handling, Inc.	16,942	1,113,428
Kennametal, Inc.	936,451	22,961,778
Lindsay Corp.	52,716	6,858,879
Manitowoc Co., Inc.A	70,129	1,129,077
Miller Industries, Inc.	147,221	5,925,645
Mueller Industries, Inc.	227,339	10,912,272
Proto Labs, Inc.A	171,599	6,193,008
Standex International Corp.	114,072	16,843,872
Tennant Co.	90,173	8,523,152
Terex Corp.	163,655	10,053,327

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Industrials - 19.15% (continued)
Machinery - 6.15% (continued)
Timken Co.	208,100	$17,045,471
Titan International, Inc.A	150,517	2,221,631
Wabash National Corp.	112,116	2,836,535

		282,896,753

Marine Transportation - 0.63%
Genco Shipping & Trading Ltd.	103,451	1,814,530
Kirby Corp.A	342,218	26,918,868

		28,733,398

Passenger Airlines - 0.07%
SkyWest, Inc.A	60,572	3,226,065

Professional Services - 2.11%
Heidrick & Struggles International, Inc.	46,633	1,397,591
Hudson Global, Inc.A	57,162	843,140
KBR, Inc.	236,598	12,329,122
Kelly Services, Inc., Class A	77,729	1,597,331
Korn Ferry	780,638	45,800,031
ManpowerGroup, Inc.	462,942	34,322,520
Resources Connection, Inc.	57,398	772,577

		97,062,312

Trading Companies & Distributors - 1.40%
Air Lease Corp.	270,080	11,292,045
BlueLinx Holdings, Inc.A	18,062	2,083,271
Boise Cascade Co.	117,277	15,886,342
DNOW, Inc.A	1,678,501	16,936,075
DXP Enterprises, Inc.A	39,357	1,268,083
GMS, Inc.A	81,269	6,839,599
Hudson Technologies, Inc.A	90,852	1,152,003
MRC Global, Inc.A	205,006	2,185,364
MSC Industrial Direct Co., Inc., Class A	37,703	3,720,532
Rush Enterprises, Inc., Class A	64,735	2,907,249

		64,270,563

Total Industrials		880,371,998

Information Technology - 7.71%
Communications Equipment - 2.44%
Ciena Corp.A	611,104	32,388,512
F5, Inc.A	246,324	45,249,719
Infinera Corp.A B	4,147,364	20,487,978
Lumentum Holdings, Inc.A	146,250	8,034,975
Viavi Solutions, Inc.A	616,440	6,059,605

		112,220,789

Electronic Equipment, Instruments & Components - 3.16%
Arrow Electronics, Inc.A	194,441	21,612,117
Avnet, Inc.	435,109	19,710,438
Bel Fuse, Inc., Class B	21,305	1,424,452
Belden, Inc.	252,811	18,753,520
Benchmark Electronics, Inc.	86,787	2,353,663
Coherent Corp.A	888,138	42,222,081
Daktronics, Inc.A	91,330	692,281
Itron, Inc.A	49,729	3,587,450
Kimball Electronics, Inc.A	60,392	1,436,122
nLight, Inc.A	448,019	5,815,287
Plexus Corp.A	158,876	15,048,735
ScanSource, Inc.A	61,142	2,400,435

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Information Technology - 7.71% (continued)
Electronic Equipment, Instruments & Components - 3.16% (continued)
TTM Technologies, Inc.A	248,647	$3,458,680
Vishay Intertechnology, Inc.	307,040	6,671,979

		145,187,240

Semiconductors & Semiconductor Equipment - 1.24%
Alpha & Omega Semiconductor Ltd.A	67,619	1,735,103
Diodes, Inc.A	425,096	28,617,463
MaxLinear, Inc.A	311,748	6,490,593
MKS Instruments, Inc.	103,408	11,007,782
Synaptics, Inc.A	86,164	9,203,177

		57,054,118

Software - 0.62%
A10 Networks, Inc.	962,573	12,869,601
Adeia, Inc.	251,954	3,058,722
Progress Software Corp.	99,551	5,655,492
Zuora, Inc., Class AA	758,865	6,936,026

		28,519,841

Technology Hardware, Storage & Peripherals - 0.25%
Corsair Gaming, Inc.A	435,826	5,548,065
Xerox Holdings Corp.	314,650	5,808,439

		11,356,504

Total Information Technology		354,338,492

Materials - 8.03%
Chemicals - 3.14%
Ashland, Inc.	231,598	21,682,205
Avient Corp.	335,806	12,159,535
Cabot Corp.	350,366	25,261,389
Chemours Co.	164,045	4,949,238
Ecovyst, Inc.A	2,310,816	21,398,156
Element Solutions, Inc.	692,546	15,395,297
Koppers Holdings, Inc.	40,969	2,095,155
Olin Corp.	162,175	8,444,452
Scotts Miracle-Gro Co.B	263,572	14,828,561
Stepan Co.	155,184	13,853,276
Tronox Holdings PLC	314,008	4,330,170

		144,397,434

Construction Materials - 0.14%
Knife River Corp.A	97,614	6,392,741

Containers & Packaging - 0.73%
Greif, Inc., Class A	61,965	3,879,629
Sealed Air Corp.	474,060	16,378,773
Sonoco Products Co.	234,319	13,332,751

		33,591,153

Metals & Mining - 3.89%
Alpha Metallurgical Resources, Inc.	28,444	11,355,983
Arch Resources, Inc.	44,728	7,915,067
ATI, Inc.A	619,252	25,308,829
Carpenter Technology Corp.	106,220	6,542,090
Elah Holdings, Inc.A	3,209	99,479
Ferroglobe PLCA	3,047,375	15,419,717
Hecla Mining Co.	1,147,689	4,372,695
Kaiser Aluminum Corp.	646,227	41,940,132
Materion Corp.	233,149	27,271,439

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Materials - 8.03% (continued)
Metals & Mining - 3.89% (continued)
MP Materials Corp.A B	310,349	$4,906,618
Olympic Steel, Inc.	22,275	1,505,344
Royal Gold, Inc.	103,814	11,875,283
Ryerson Holding Corp.	65,870	2,260,658
Schnitzer Steel Industries, Inc., Class A	253,821	6,683,107
SunCoke Energy, Inc.	164,511	1,686,238
TimkenSteel Corp.A	77,754	1,597,845
Warrior Met Coal, Inc.	126,530	8,119,430

		178,859,954

Paper & Forest Products - 0.13%
Clearwater Paper Corp.A	40,287	1,328,262
Sylvamo Corp.	101,039	4,691,241

		6,019,503

Total Materials		369,260,785

Real Estate - 3.56%
Health Care REITs - 0.19%
CareTrust REIT, Inc.	113,007	2,364,106
Physicians Realty Trust	519,875	6,363,270

		8,727,376

Hotel & Resort REITs - 0.16%
Sunstone Hotel Investors, Inc.	691,449	7,377,761

Industrial REITs - 0.56%
First Industrial Realty Trust, Inc.	272,128	14,020,035
STAG Industrial, Inc.	201,235	7,433,621
Terreno Realty Corp.	72,899	4,354,257

		25,807,913

Office REITs - 0.08%
Douglas Emmett, Inc.	283,316	3,838,932

Real Estate Management & Development - 0.88%
Douglas Elliman, Inc.	706,357	1,525,731
Howard Hughes Holdings, Inc.A	95,949	7,683,596
Jones Lang LaSalle, Inc.A	30,000	5,311,800
Newmark Group, Inc., Class A	555,386	5,637,168
RMR Group, Inc., Class A	358,673	9,357,778
Seritage Growth Properties, Class AA B	1,108,139	10,139,472
Tejon Ranch Co.A	53,532	844,735

		40,500,280

Retail REITs - 1.33%
Agree Realty Corp.	564,932	33,675,597
NETSTREIT Corp.	1,212,120	22,024,220
Urban Edge Properties	302,118	5,217,578

		60,917,395

Specialized REITs - 0.36%
PotlatchDeltic Corp.	371,323	16,609,278

Total Real Estate		163,778,935

Utilities - 3.41%
Electric Utilities - 1.59%
ALLETE, Inc.	286,033	16,907,410
IDACORP, Inc.	163,972	15,180,528

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.20% (continued)
Utilities - 3.41% (continued)
Electric Utilities - 1.59% (continued)
MGE Energy, Inc.	51,030	$3,290,925
PNM Resources, Inc.	186,583	6,759,902
Portland General Electric Co.	760,859	31,141,959

		73,280,724

Gas Utilities - 0.87%
Chesapeake Utilities Corp.	74,594	7,554,880
Northwest Natural Holding Co.	211,010	7,777,829
Southwest Gas Holdings, Inc.	112,182	6,582,840
Spire, Inc.	20,935	1,188,480
UGI Corp.	755,737	16,732,017

		39,836,046

Multi-Utilities - 0.68%
Avista Corp.	788,731	26,824,741
Northwestern Energy Group, Inc.	95,003	4,571,545

		31,396,286

Water Utilities - 0.27%
California Water Service Group	274,727	12,436,891

Total Utilities		156,949,947

Total Common Stocks (Cost $3,697,085,254)		4,239,304,190

FOREIGN COMMON STOCKS - 4.69%
Consumer Discretionary - 0.16%
Hotels, Restaurants & Leisure - 0.16%
Genius Sports Ltd.A B	1,117,359	7,497,479

Consumer Staples - 0.30%
Food Products - 0.30%
SunOpta, Inc.A	2,297,754	13,671,636

Energy - 0.80%
Oil, Gas & Consumable Fuels - 0.80%
Kosmos Energy Ltd.A	4,257,931	25,803,062
Baytex Energy Corp.B	3,504,642	11,144,761

		36,947,823

Total Energy		36,947,823

Financials - 2.18%
Banks - 2.09%
OFG Bancorp	974,760	35,841,925
First BanCorp	165,914	2,767,446
Popular, Inc.	421,847	36,046,826
Bank of NT Butterfield & Son Ltd.	706,886	21,439,852

		96,096,049

Insurance - 0.09%
SiriusPoint Ltd.A	329,358	3,886,425

Total Financials		99,982,474

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 4.69% (continued)
Information Technology - 1.03%
Semiconductors & Semiconductor Equipment - 0.75%
Tower Semiconductor Ltd.A	522,290	$15,068,067
Kulicke & Soffa Industries, Inc.	382,072	19,225,863

		34,293,930

Communications Equipment - 0.28%
Telefonaktiebolaget LM Ericsson, ADRB	2,345,100	12,921,501

Total Information Technology		47,215,431

Materials - 0.22%
Metals & Mining - 0.15%
Alamos Gold, Inc., Class A	564,179	6,832,208

Chemicals - 0.07%
Arcadium Lithium PLCA	694,752	3,397,337

Total Materials		10,229,545

Total Foreign Common Stocks (Cost $154,434,230)		215,544,388

SHORT-TERM INVESTMENTS - 3.14% (Cost $144,485,736)
Investment Companies - 3.14%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	144,485,736	144,485,736

SECURITIES LENDING COLLATERAL - 0.49% (Cost $22,367,110)
Investment Companies - 0.49%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	22,367,110	22,367,110

TOTAL INVESTMENTS - 100.52% (Cost $4,018,372,330)		4,621,701,424
LIABILITIES, NET OF OTHER ASSETS - (0.52%)		(24,044,028)

TOTAL NET ASSETS - 100.00%		$4,597,657,396

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on January 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	1,582	March 2024	$162,350,128	$154,711,690	$(7,638,438)

			$162,350,128	$154,711,690	$(7,638,438)

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2024, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,239,304,190	$—	$—	$4,239,304,190
Foreign Common Stocks	215,544,388	—	—	215,544,388
Short-Term Investments	144,485,736	—	—	144,485,736
Securities Lending Collateral	22,367,110	—	—	22,367,110

Total Investments in Securities - Assets	$4,621,701,424	$—	$—	$4,621,701,424

Financial Derivative Instruments - Liabilities
Futures Contracts	$(7,638,438)	$—	$—	$(7,638,438)

Total Financial Derivative Instruments - Liabilities	$(7,638,438)	$—	$—	$(7,638,438)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2024 (Unaudited)

significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2024 (Unaudited)

valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.